Green CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments

November 30, 2023

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (77.11%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 4/1/2051	$1,500,000	$1,744,717

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/1/2027	1,700,000	1,848,003

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 3/20/2033	351,160	349,108

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/1/2033	1,200,000	1,257,309

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 5/15/2038	800,000	817,900
California Municipal Finance Authority, 5.000%, 10/1/2044	480,000	501,756

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 6/1/2047	1,500,000	1,576,827

CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/1/2034	1,000,000	1,078,418

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 6/1/2026	1,050,000	1,084,206
East Bay Municipal Utility District Water System Revenue, 5.000%, 6/1/2032	150,000	162,209

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 8/1/2027	2,000,000	1,797,634

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 7/1/2028	500,000	505,720
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 6/1/2033	590,000	674,478

LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 8/1/2032	2,500,000	2,503,174

MILPITAS UNIFIED SCHOOL DISTRICT/CA
Milpitas Unified School District/CA, 3.000%, 8/1/2034	2,000,000	1,895,108

PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 6/1/2036	200,000	229,238

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 7/1/2024	270,000	273,638

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 4/1/2037	500,000	582,721

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 5/15/2052	1,500,000	1,626,963

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 8/1/2036	2,300,000	2,442,836

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2030	680,000	698,661
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2036	1,170,000	1,195,576

SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/1/2052	1,500,000	1,641,479

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 8/1/2044	2,000,000	2,006,721

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 8/1/2029	2,500,000	2,073,996

STATE OF CALIFORNIA
State of California, 3.000%, 10/1/2028	900,000	900,318
State of California, 5.250%, 10/1/2045	500,000	567,227

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 1/1/2036	300,000	335,941

UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 5/15/2029	925,000	933,601

WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 8/1/2036	835,000	970,684

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 9/1/2029	1,595,000	1,311,691

Total Municipal Bonds (Cost $36,256,458)		35,587,858

Variable Rate Demand Notes* (13.00%)

IRVINE RANCH WATER DISTRICT WATER SERVICE CORP
Irvine Ranch Water District Water Service Corp, 1.900%, 10/1/2041 *, **, ***	1,200,000	1,200,000

LOS ANGELES DEPARTMENT OF WATER & POWER WATER SYSTEM REVENUE
Los Angeles Department of Water & Power Water System Revenue, 1.800%, 7/1/2045*, **, ***	1,500,000	1,500,000

ORANGE COUNTY WATER DISTRICT
Orange County Water District, 1.700%, 8/1/2042 *, **, ***	1,700,000	1,700,000

REGENTS OF THE UNIVERSITY OF CALIFORNIA MEDICAL CENTER POOLED REVENUE
Regents of the University of California Medical Center Pooled Revenue, 2.450%, 5/15/2045 *, **, ***	1,600,000	1,600,000

Total Variable Rate Demand Notes (Cost $6,000,000)		6,000,000

Total Investments (Cost $42,256,458) (90.11%)		$41,587,858
Other Net Assets (9.89%)		$4,562,055
Net Assets (100.00%)		$46,149,913

* Stated maturity reflects next reset date.

** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

*** Rate Effective as of November 30, 2023

U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments

November 30, 2023

Security Description	Par Value	Value

Government National Mortgage Association (1.88%)
3.500%, 11/20/2044	$94,547	$86,136
5.000%, 03/15/2038	78,000	76,907
5.500%, 01/15/2025	3,961	3,886
5.500%, 04/15/2036	54,171	53,418
6.000%, 01/15/2026	28,190	28,675
6.000%, 06/15/2038	22,126	22,627
Total Government National Mortgage Association (Cost $283,522)		271,649

United States Treasury Bonds (14.43%)
3.125%, 08/15/2044	1,600,000	1,260,000
6.000%, 02/15/2026	800,000	822,375
Total United States Treasury Bonds (Cost $2,294,632)		2,082,375

United States Treasury Notes (41.05%)
2.000%, 02/15/2025	2,100,000	2,025,229
2.125%, 02/29/2024	1,400,000	1,388,861
2.125%, 05/15/2025	1,200,000	1,152,891
2.375%, 04/30/2026	800,000	760,406
2.875%, 08/15/2045	800,000	598,359
Total United States Treasury Notes (Cost $6,129,888)		5,925,746

United States Treasury Bills (41.97%)
0.000%, 02/22/2024	1,500,000	1,481,887
0.375%, 08/15/2024	500,000	483,181
1.500%, 02/29/2024	1,000,000	990,442
2.000%, 11/15/2041	2,000,000	1,339,960
2.250%, 05/15/2041	1,200,000	848,625
4.000%, 11/15/2052	1,000,000	913,906
Total United States Treasury Bills (Cost $6,395,559)		6,058,001

Total Investments (Cost $15,103,601) (99.33%)		$14,337,771
Other Net Assets (0.67%)		97,295
Net Assets (100.00%)		$14,435,066

THE UNITED STATES TREASURY TRUST

Portfolio of Investments

November 30, 2023

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (100.05%)
12/07/2023	$2,000,000	$1,998,245
12/12/2023	3,400,000	3,394,509
12/14/2023	2,000,000	1,996,184
12/19/2023	2,100,000	2,094,446
12/21/2023	2,900,000	2,891,508
01/18/2024	2,500,000	2,482,523
02/08/2024	4,100,000	4,058,604
03/07/2024	2,000,000	1,971,494
04/04/2024	1,400,000	1,374,166
05/02/2024	2,000,000	1,955,824
Total United States Treasury Bills, DN (Cost $24,217,503)		24,217,503

Total Investments (Cost $24,217,503) (100.05%)		$24,217,503
Liabilities in Excess of Other Assets (-0.05%)		(11,796)
Net Assets (100.00%)		$24,205,707

(a) Discount Note. Yield to maturity is between 5.34% - 5.40%.

S&P 500 INDEX FUND

Portfolio of Investments

November 30, 2023

Security Description	Shares	Value
Common Stock (105.78%)

Basic Materials (2.13%)
Air Products and Chemicals Inc	1,404	$379,852
Albemarle Corp	729	88,406
Celanese Corp	614	85,137
CF Industries Holdings Inc	1,316	98,897
Dow Inc	4,596	237,843
DuPont de Nemours Inc	2,822	201,886
Eastman Chemical Co	893	74,860
Ecolab Inc	1,564	299,866
FMC Corp	795	42,660
Freeport-McMoRan Inc	9,035	337,186
International Flavors & Fragrances Inc	1,613	121,588
International Paper Co	2,339	86,403
Linde PLC	2,943	1,217,725
LyondellBasell Industries NV	1,667	158,532
The Mosaic Co	2,068	74,221
Newmont Corp	5,010	201,352
Nucor Corp	1,595	271,102
PPG Industries Inc	1,558	221,220
Sherwin-Williams Co	1,452	404,818
Total Basic Materials		4,603,554

Communications (14.68%)
Airbnb Inc*	2,571	324,820
Alphabet Inc - Class A*	35,823	4,747,622
Alphabet Inc - Class C*	30,472	4,080,810
Amazon.com Inc*,(a)	53,141	7,763,369
Arista Networks Inc*	1,464	321,655
AT&T Inc	43,910	727,589
Booking Holdings Inc*	215	672,026
CDW Corp	853	179,881
Charter Communications Inc*	591	236,477
Cisco Systems Inc	24,582	1,189,277
Comcast Corp	24,827	1,040,003
Corning Inc	4,990	142,165
eBay Inc	3,534	144,929
Etsy Inc*	797	60,421
Expedia Group Inc*	887	120,792
F5 Inc*	424	72,585
FactSet Research Systems Inc	239	108,377
Fox Corp	913	25,254
Gen Digital Inc	4,015	88,651
The Interpublic Group of Cos Inc	2,667	81,984
Juniper Networks Inc	2,302	65,492
Match Group Inc*	1,756	56,859
Meta Platforms Inc*,(a)	13,215	4,323,286
Motorola Solutions Inc	1,074	346,762
Netflix Inc*	2,645	1,253,651
News Corp - Class B	910	20,966
News Corp - Class A	2,672	58,891
Omnicom Group Inc	1,397	112,640
Palo Alto Networks Inc*	1,869	551,523
Paramount Global	3,111	44,705
T-Mobile US Inc	3,122	469,705
VeriSign Inc*	617	130,927
Verizon Communications Inc	25,872	991,674
The Walt Disney Co	10,839	1,004,667
Warner Bros Discovery Inc*	13,955	145,830
Total Communications		31,706,265

Consumer, Cyclical (9.49%)
Alaska Air Group Inc*	808	30,550
American Airlines Group Inc*	3,057	37,999
Aptiv PLC*	1,715	142,071
AutoZone Inc*	115	300,142
Bath & Body Works Inc	1,525	49,746
Best Buy Co Inc	1,278	90,661
BorgWarner Inc	1,412	47,570
Caesars Entertainment Inc*	945	42,260
CarMax Inc*	1,034	66,114
Carnival Corp*	5,174	77,920
Chipotle Mexican Grill Inc*	172	378,787

Copart Inc*	5,628	282,638
Costco Wholesale Corp	2,673	1,584,394
Cummins Inc	904	202,641
Darden Restaurants Inc	749	117,196
Delta Air Lines Inc	4,086	150,896
Dollar General Corp	1,444	189,337
Dollar Tree Inc*	1,280	158,195
Domino's Pizza Inc	233	91,543
DR Horton Inc	2,022	258,149
Fastenal Co	3,749	224,828
Ford Motor Co	24,832	254,776
General Motors Co	8,591	271,476
Genuine Parts Co	908	120,564
Hilton Worldwide Holdings Inc	1,641	274,900
The Home Depot Inc	5,933	1,859,936
Las Vegas Sands Corp	2,145	98,927
Lennar Corp	1,632	208,765
LKQ Corp	1,642	73,118
Lowe's Cos Inc	1,825	362,865
Lululemon Athletica Inc*	697	311,420
Marriott International Inc	1,511	306,280
McDonald's Corp	4,396	1,238,969
MGM Resorts International	2,232	88,030
NIKE Inc	7,310	806,074
Norwegian Cruise Line Holdings Ltd*	1,599	24,417
NVR Inc*	18	110,797
O'Reilly Automotive Inc*	388	381,163
PACCAR Inc	3,393	311,545
Pool Corp	269	93,429
PulteGroup Inc	1,500	132,630
Ralph Lauren Corp	314	40,625
Ross Stores Inc	2,209	288,009
Royal Caribbean Cruises Ltd*	1,236	132,821
Southwest Airlines Co	3,416	87,347
Starbucks Corp	7,080	703,044
Tapestry Inc	1,454	46,048
Target Corp	2,919	390,591
Tesla Inc*	16,567	3,977,406
The TJX Cos Inc	7,100	625,581
Tractor Supply Co	706	143,325
Ulta Beauty Inc*	329	140,151
United Airlines Holdings Inc*	1,732	68,241
VF Corp	2,109	35,284
Walgreens Boots Alliance Inc	4,694	93,598
Walmart Inc	8,638	1,344,850
Whirlpool Corp	354	38,551
WW Grainger Inc	277	217,775
Wynn Resorts Ltd	526	44,405
Yum! Brands Inc	1,794	225,237
Total Consumer, Cyclical		20,496,607

Consumer, Non-Cyclical (20.89%)
Abbott Laboratories	10,468	1,091,708
AbbVie Inc	10,647	1,516,026
Agilent Technologies Inc	1,822	232,852
Align Technology Inc*	473	101,127
Altria Group Inc	10,999	462,398
Amgen Inc	3,289	886,846
Archer-Daniels-Midland Co	3,370	248,470
Automatic Data Processing Inc	2,552	586,756
Avery Dennison Corp	514	99,973
Baxter International Inc	3,172	114,446
Becton Dickinson & Co	1,799	424,888
Biogen Inc*	924	216,290
Bio-Rad Laboratories Inc*	147	44,823
Bio-Techne Corp	984	61,894
Boston Scientific Corp*	9,036	505,022
Bristol-Myers Squibb Co	12,402	612,411
Brown-Forman Corp	1,153	67,727
Campbell Soup Co	1,162	46,689
Cardinal Health Inc	1,714	183,535
Catalent Inc*	1,096	42,580
Cencora Inc	952	193,608
Centene Corp*	3,392	249,923
Charles River Laboratories International Inc*	322	63,460
Church & Dwight Co Inc	1,558	150,550
The Cigna Group	616	161,934
Cintas Corp	549	303,734
The Clorox Co	779	111,670
The Coca-Cola Co	23,477	1,371,996
Colgate-Palmolive Co	5,290	416,693

Conagra Brands Inc	3,029	85,690
Constellation Brands Inc	1,027	246,983
Corteva Inc	4,568	206,474
CoStar Group Inc*	2,529	210,008
CVS Health Corp	7,910	537,485
Danaher Corp	4,032	900,386
DaVita Inc*	482	48,904
DENTSPLY SIRONA Inc	1,160	36,830
Dexcom Inc*	2,380	274,938
Edwards Lifesciences Corp*	3,955	267,793
Elevance Health Inc	1,471	705,330
Eli Lilly & Co	4,810	2,842,902
Equifax Inc	794	172,862
The Estee Lauder Cos Inc	1,427	182,214
FleetCor Technologies Inc*	488	117,364
Gartner Inc*	508	220,899
GE HealthCare Technologies Inc	2,309	158,074
General Mills Inc	3,801	241,972
Gilead Sciences Inc	7,681	588,365
Global Payments Inc	1,620	188,633
HCA Healthcare Inc	1,316	329,632
Henry Schein Inc*	871	58,122
The Hershey Co	941	176,833
Hologic Inc*	1,678	119,641
Hormel Foods Corp	1,912	58,488
Humana Inc	798	386,918
IDEXX Laboratories Inc*	539	251,077
Illumina Inc*	953	97,158
Incyte Corp*	1,229	66,784
Insulet Corp*	427	80,741
Intuitive Surgical Inc*	2,090	649,656
IQVIA Holdings Inc*	1,146	245,359
The J M Smucker Co	745	81,749
Johnson & Johnson	14,539	2,248,602
Kellanova	1,661	87,269
Keurig Dr Pepper Inc	4,656	146,990
Kimberly-Clark Corp	2,137	264,411
The Kraft Heinz Co	4,282	150,341
The Kroger Co	4,012	177,611
Laboratory Corp of America Holdings	585	126,892
Lamb Weston Holdings Inc	955	95,529
Lantheus Holdings Inc*	3,954	774,668
MarketAxess Holdings Inc	260	62,431
McCormick & Co Inc	1,581	102,496
McKesson Corp	843	396,682
Medtronic PLC	8,255	654,374
Merck & Co Inc	15,307	1,568,661
Moderna Inc*	2,052	159,440
Molina Healthcare Inc*	371	135,623
Molson Coors Beverage Co	1,200	73,848
Mondelez International Inc	8,398	596,762
Monster Beverage Corp*	4,826	266,154
Moody's Corp	1,013	369,704
PayPal Holdings Inc*	6,969	401,484
PepsiCo Inc	8,304	1,397,480
Pfizer Inc	33,673	1,026,016
Philip Morris International Inc	9,549	891,495
The Procter & Gamle Co	13,992	2,148,052
Quanta Services Inc	883	166,278
Quest Diagnostics Inc	775	106,353
Regeneron Pharmaceuticals Inc*	633	521,472
ResMed Inc	946	149,213
Revvity Inc	796	70,764
Robert Half Inc	808	66,240
Rollins Inc	693	28,233
S&P Global Inc	1,962	815,858
STERIS PLC	603	121,167
Stryker Corp	2,076	615,181
Sysco Corp	3,216	232,099
Teleflex Inc	318	71,769
Thermo Fisher Scientific Inc	2,328	1,154,129
Tyson Foods Inc	1,921	89,980
United Rentals Inc	459	218,493
UnitedHealth Group Inc	5,587	3,089,440
Universal Health Services Inc	423	58,154
Verisk Analytics Inc	996	240,464
Vertex Pharmaceuticals Inc*	1,614	572,663
Viatris Inc	4,634	42,540
Waters Corp*	405	113,647
West Pharmaceutical Services Inc	474	166,260
Zimmer Biomet Holdings Inc	1,338	155,623

Zoetis Inc	2,871	507,220
Total Consumer, Non-Cyclical		45,102,548

Energy (4.40%)
APA Corp	2,135	76,860
Baker Hughes Co	5,905	199,294
Chevron Corp	10,481	1,505,072
ConocoPhillips	7,223	834,762
Coterra Energy Inc	5,087	133,534
Devon Energy Corp	3,875	174,259
Diamondback Energy Inc	1,031	159,197
Enphase Energy Inc*	825	83,342
EOG Resources Inc	3,419	420,776
Exxon Mobil Corp	24,171	2,483,326
First Solar Inc*	610	96,246
Halliburton Co	5,694	210,849
Hess Corp	1,743	244,996
Kinder Morgan Inc	12,716	223,420
Marathon Oil Corp	4,467	113,596
Marathon Petroleum Corp	2,412	359,846
Occidental Petroleum Corp	4,002	236,718
ONEOK Inc	2,916	200,767
Phillips 66	2,852	367,594
Pioneer Natural Resources Co	1,420	328,929
Schlumberger NV	8,748	455,246
SolarEdge Technologies Inc*	334	26,513
Valero Energy Corp	2,130	267,017
The Williams Cos Inc	7,926	291,598
Total Energy		9,493,757

Financial (14.55%)
Aflac Inc	3,449	285,267
Alexandria Real Estate Equities Inc	937	102,508
The Allstate Corp	1,736	239,342
American Express Co	3,475	593,426
American International Group Inc	4,614	303,647
American Tower Corp	2,901	605,671
Ameriprise Financial Inc	661	233,670
Aon PLC	65	21,352
Arch Capital Group Ltd*	2,278	190,646
Arthur J Gallagher & Co	1,256	312,744
Assurant Inc	341	57,295
AvalonBay Communities Inc	882	152,533
Bank of America Corp	41,704	1,271,555
The Bank of New York Mellon Corp	4,700	227,104
Berkshire Hathaway Inc*,(a)	10,898	3,923,281
BlackRock Inc	846	635,541
Blackstone Inc	1,414	158,891
Boston Properties Inc	925	52,660
Brown & Brown Inc	1,483	110,839
Camden Property Trust	649	58,579
Capital One Financial Corp	2,481	277,028
Cboe Global Markets Inc	706	128,626
CBRE Group Inc*	2,058	162,500
The Charles Schwab Corp	8,791	539,064
Chubb Ltd	2,581	592,159
Cincinnati Financial Corp	941	96,725
Citigroup Inc	11,404	525,724
Citizens Financial Group Inc	2,789	76,056
CME Group Inc	2,279	497,642
Comerica Inc	908	41,060
Crown Castle Inc	2,725	319,588
Digital Realty Trust Inc	1,797	249,388
Discover Financial Services	1,773	164,889
Equinix Inc	581	473,521
Equity Residential	2,236	127,094
Essex Property Trust Inc	425	90,721
Everest Group Ltd	280	114,954
Extra Space Storage Inc	844	109,863
Federal Realty Investment Trust	449	42,920
Fifth Third Bancorp	4,528	131,086
Franklin Resources Inc	1,991	49,377
Globe Life Inc	628	77,326
The Goldman Sachs Group Inc	1,951	666,345
The Hartford Financial Services Group Inc	2,076	162,260
Healthpeak Properties Inc	3,020	52,306
Host Hotels & Resorts Inc	4,539	79,296
Huntington Bancshares Inc	7,104	79,991
Intercontinental Exchange Inc	3,524	401,172
Invesco Ltd	2,486	35,475
Iron Mountain Inc	1,369	87,821
JPMorgan Chase & Co	17,317	2,702,837
KeyCorp	6,069	75,195

Kimco Realty Corp	2,994	57,844
M&T Bank Corp	1,042	133,553
Marsh & McLennan Cos Inc	3,049	608,032
Mastercard Inc	4,272	1,767,882
MetLife Inc	4,060	258,338
Mid-America Apartment Communities Inc	732	91,119
Morgan Stanley	7,547	598,779
Nasdaq Inc	2,247	125,472
Northern Trust Corp	1,359	107,701
The PNC Financial Services Group Inc	2,470	330,881
Principal Financial Group Inc	1,584	116,947
The Progressive Corp	3,603	591,000
Prologis Inc	5,686	653,492
Prudential Financial Inc	2,266	221,569
Public Storage	964	249,445
Raymond James Financial Inc	1,273	133,856
Realty Income Corp	3,496	188,644
Regency Centers Corp	1,109	69,623
Regions Financial Corp	6,273	104,634
SBA Communications Corp	680	167,933
Simon Property Group Inc	2,085	260,396
State Street Corp	2,304	167,777
Synchrony Financial	3,166	102,452
T Rowe Price Group Inc	1,478	147,992
The Travelers Cos Inc	1,423	257,022
Truist Financial Corp	8,471	272,258
UDR Inc	1,770	59,118
US Bancorp	8,502	324,096
Ventas Inc	2,564	117,534
VICI Properties Inc	6,079	181,701
Visa Inc	9,692	2,487,743
W R Berkley Corp	1,335	96,854
Wells Fargo & Co	22,071	984,146
Welltower Inc	2,792	248,767
Weyerhaeuser Co	4,832	151,483
Willis Towers Watson PLC	703	173,149
Zions Bancorp NA	1,054	37,554
Total Financial		31,413,346

Industrial (7.66%)
3M Co	3,484	345,160
A O Smith Corp	942	70,989
Allegion plc	601	63,760
Amcor PLC	9,487	89,937
AMETEK Inc	1,502	233,155
Amphenol Corp	3,796	345,398
Ball Corp	2,136	118,099
The Boeing Co	3,466	802,830
Carrier Global Corp	5,321	276,479
Caterpillar Inc	3,077	771,465
CH Robinson Worldwide Inc	835	68,512
CSX Corp	11,993	387,374
Deere & Co	1,665	606,743
Dover Corp	941	132,832
Eaton Corp PLC	2,382	542,358
Emerson Electric Co	3,519	312,839
Expeditors International of Washington Inc	1,105	132,976
FedEx Corp	1,430	370,127
Fortive Corp	2,032	140,167
Generac Holdings Inc*	285	33,365
General Dynamics Corp	1,386	342,300
General Electric Co	6,710	817,278
Howmet Aerospace Inc	2,478	130,343
Huntington Ingalls Industries Inc	281	66,603
IDEX Corp	523	105,479
Illinois Tool Works Inc	1,710	414,179
Ingersoll Rand Inc	2,562	183,004
Jacobs Solutions Inc	846	107,594
JB Hunt Transport Services Inc	529	98,008
Johnson Controls International plc	4,233	223,502
Keysight Technologies Inc*	1,144	155,458
L3Harris Technologies Inc	1,217	232,216
Lockheed Martin Corp	1,352	605,385
Martin Marietta Materials Inc	396	183,978
Mettler-Toledo International Inc*	143	156,146
Mohawk Industries Inc*	390	34,441
Nordson Corp	343	80,722
Norfolk Southern Corp	1,403	306,078
Northrop Grumman Corp	886	420,992
Old Dominion Freight Line Inc	595	231,491
Otis Worldwide Corp	2,659	228,116
Packaging Corp of America	651	109,375
Parker-Hannifin Corp	810	350,876

Pentair PLC	1,156	74,608
Republic Services Inc	1,333	215,733
Rockwell Automation Inc	758	208,784
RTX Corp	8,634	703,498
Snap-on Inc	354	97,240
Stanley Black & Decker Inc	953	86,628
TE Connectivity Ltd	1,949	255,319
Teledyne Technologies Inc*	318	128,141
Textron Inc	1,451	111,234
Trane Technologies PLC	1,411	318,054
TransDigm Group Inc	326	313,896
Trimble Inc*	1,634	75,818
Union Pacific Corp	3,645	821,104
United Parcel Service Inc	4,495	681,487
Veralto Corp	1,344	103,824
Vulcan Materials Co	865	184,729
Waste Management Inc	2,319	396,526
Westinghouse Air Brake Technologies Corp	1,153	134,394
Westrock Co	1,715	70,607
Xylem Inc	1,143	120,164
Total Industrial		16,529,917

Technology (29.38%)
Accenture PLC	3,761	1,252,940
Adobe Inc*	2,749	1,679,666
Advanced Micro Devices Inc*	9,499	1,150,899
Analog Devices Inc	2,934	538,037
ANSYS Inc*	560	164,282
Apple Inc(a)	87,507	16,621,955
Applied Materials Inc	4,955	742,160
Autodesk Inc*	1,396	304,928
Broadcom Inc	2,430	2,249,524
Broadridge Financial Solutions Inc	788	152,730
Cadence Design Systems Inc*	1,627	444,610
Ceridian HCM Holding Inc*	855	58,910
Cognizant Technology Solutions Corp	3,335	234,717
Electronic Arts Inc	1,604	221,368
EPAM Systems Inc*	359	92,690
Fidelity National Information Services Inc	3,855	226,057
Fiserv Inc*	3,670	479,339
Fortinet Inc*	4,205	221,015
Hewlett Packard Enterprise Co	8,406	142,145
HP Inc	5,707	167,443
Intel Corp	24,514	1,095,776
International Business Machines Corp	5,569	883,021
Intuit Inc	1,669	953,767
Jack Henry & Associates Inc	460	72,997
KLA Corp	810	441,142
Lam Research Corp	831	594,930
Leidos Holdings Inc	915	98,198
Microchip Technology Inc	3,286	274,184
Micron Technology Inc	6,762	514,723
Microsoft Corp	44,060	16,694,773
Monolithic Power Systems Inc	267	146,508
MSCI Inc	510	265,634
NetApp Inc	1,421	129,865
NVIDIA Corp	14,569	6,813,921
NXP Semiconductors NV	1,526	311,426
ON Semiconductor Corp*	2,743	195,658
Oracle Corp	6,371	740,374
Paychex Inc	2,089	254,795
Paycom Software Inc	305	55,406
PTC Inc*	681	107,162
Qorvo Inc*	744	71,796
QUALCOMM Inc	6,501	838,954
Roper Technologies Inc	684	368,163
Salesforce Inc*	5,875	1,479,913
Seagate Technology Holdings PLC	1,368	108,209
ServiceNow Inc*	1,243	852,375
Skyworks Solutions Inc	1,059	102,649
Synopsys Inc*	962	522,587
Take-Two Interactive Software Inc*	778	123,080
Teradyne Inc	1,007	92,876
Texas Instruments Inc	5,343	815,930
Tyler Technologies Inc*	246	100,575
Western Digital Corp*	1,916	92,562
Zebra Technologies Corp*	348	82,469
Total Technology		63,441,813

Utilities (2.60%)
The AES Corp	4,344	74,760

Alliant Energy Corp	1,583	80,052
Ameren Corp	1,682	130,506
American Electric Power Co Inc	3,242	257,901
American Water Works Co Inc	1,183	155,967
Atmos Energy Corp	820	93,324
CenterPoint Energy Inc	2,979	84,216
CMS Energy Corp	1,870	106,141
Consolidated Edison Inc	2,227	200,675
Constellation Energy Corp	2,068	250,311
Dominion Energy Inc	5,130	232,594
DTE Energy Co	1,258	130,970
Duke Energy Corp	4,806	443,498
Edison International	2,433	162,987
Entergy Corp	1,304	132,239
Evergy Inc	1,567	79,980
Eversource Energy	2,170	128,920
Exelon Corp	6,205	238,955
FirstEnergy Corp	3,716	137,269
NextEra Energy Inc	12,241	716,221
NRG Energy Inc	1,663	79,558
PG&E Corp	9,918	170,292
Pinnacle West Capital Corp	806	60,402
PPL Corp	4,645	121,327
Public Service Enterprise Group Inc	3,151	196,717
Sempra	3,878	282,590
The Southern Co	6,719	476,914
WEC Energy Group Inc	2,060	172,257
Xcel Energy Inc	3,432	208,803
Total Utilities		5,606,346

Total Common Stock (Cost $78,347,751)		228,394,153

United States Treasury Bills (1.48%)
United States Treasury Bill(a) (Cost $3,193,944)	3,200,000	3,193,928

Total Investments (Cost $81,541,694) (107.26%)		$231,588,081
Liabilities in Excess of Other Assets (-7.26%)		(15,665,708)
Net Assets (100.00%)		$215,922,373

* Non-income producing security.

(a) A portion of these securities, a total of $104,721,312, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at November 30, 2023:
Contracts - $50 times premium / delivery month / commitment / exchange
S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
2 / DEC 2023 / Long / CME	$456,663	$457,675	$1,013

S&P MIDCAP INDEX FUND

Portfolio of Investments

November 30, 2023

Security Description	Shares	Value
Common Stock (104.47%)

Basic Materials (4.98%)
Alcoa Corp	9,686	$260,166
Ashland Inc	2,252	179,980
Avient Corp	4,377	150,350
Axalta Coating Systems Ltd*	9,664	304,126
Cabot Corp	2,449	185,879
The Chemours Co	6,958	190,858
Cleveland-Cliffs Inc*	22,272	382,187
Commercial Metals Co	5,091	230,775
MP Materials Corp*	4,551	72,224
NewMarket Corp	330	175,068
Olin Corp	5,755	271,291
Reliance Steel & Aluminum Co(a)	2,563	705,491
Royal Gold Inc	3,049	371,368
RPM International Inc(a)	5,650	581,555
United States Steel Corp	9,762	350,456
Valvoline Inc*	6,044	206,947
Westlake Corp	1,397	179,361
Total Basic Materials		4,798,082

Communications (2.50%)
Cable One Inc	219	116,526
Calix Inc*	2,919	112,644
Ciena Corp*	6,519	298,896
Frontier Communications Parent Inc*	9,684	211,983
GoDaddy Inc*,(a)	6,428	643,185
Iridium Communications Inc	5,851	222,923
The New York Times Co	7,100	333,629
Nexstar Media Group Inc	1,459	207,076
TEGNA Inc	8,823	135,257
Ziff Davis Inc*	2,035	129,874
Total Communications		2,411,993

Consumer, Cyclical (17.63%)
Adient PLC*	4,382	141,100
Aramark	11,298	316,457
Autoliv Inc	3,327	344,744
AutoNation Inc*	1,176	159,078
BJ's Wholesale Club Holdings Inc*	5,883	379,924
Boyd Gaming Corp	3,109	183,586
Brunswick Corp	3,057	241,106
Burlington Stores Inc*	3,360	569,822
Capri Holdings Ltd*	5,082	246,172
Carter's Inc	1,631	111,218
Casey's General Stores Inc	1,637	450,830
Choice Hotels International Inc	1,228	135,424
Churchill Downs Inc	3,048	352,867
Columbia Sportswear Co	1,504	117,808
Core & Main Inc*	5,290	185,309
Crocs Inc*	2,672	282,190
Deckers Outdoor Corp*,(a)	1,144	759,582
Dick's Sporting Goods Inc	2,914	379,111
Dolby Laboratories Inc	2,761	237,805
FirstCash Holdings Inc	1,713	191,856
Five Below Inc*	2,437	459,277
Floor & Decor Holdings Inc*	4,660	427,369
Fox Factory Holding Corp*	2,083	130,208
GameStop Corp*	12,308	179,081
The Gap Inc	9,050	181,634
Gentex Corp	10,083	306,624
The Goodyear Tire & Rubber Co*	12,122	168,375
Harley-Davidson Inc	5,645	169,294
Hilton Grand Vacations Inc*	3,561	122,000
Hyatt Hotels Corp	1,994	228,831
KB Home	3,378	175,994
Lear Corp	2,572	344,005
Leggett & Platt Inc	6,149	140,628

Light & Wonder Inc*	3,989	352,707
Lithia Motors Inc	1,181	315,315
Macy's Inc	11,538	182,993
Marriott Vacations Worldwide Corp	1,485	108,257
Mattel Inc*	15,506	294,614
MSC Industrial Direct Co Inc	2,184	212,765
Murphy USA Inc	854	315,596
Nordstrom Inc	4,073	63,620
Ollie's Bargain Outlet Holdings Inc*	2,658	194,752
Penn Entertainment Inc*	6,404	157,282
Planet Fitness Inc*	2,033	138,122
Polaris Inc	2,301	189,763
PVH Corp	2,718	265,766
RH*	676	182,500
The Scotts Miracle-Gro Co	2,013	112,044
Skechers USA Inc*	5,826	343,210
Taylor Morrison Home Corp*	5,050	227,755
Tempur Sealy International Inc	7,537	303,892
Texas Roadhouse Inc	2,922	328,900
Thor Industries Inc	2,334	231,229
TKO Group Holdings Inc	2,130	164,713
Toll Brothers Inc	4,752	408,149
Topgolf Callaway Brands Corp*	6,451	79,089
Travel + Leisure Co	3,197	113,941
Under Armour Inc*	9,303	75,726
Vail Resorts Inc	1,688	366,819
Visteon Corp*	1,218	144,540
Watsco Inc	1,468	561,114
TheWendy's Co	7,789	146,044
WESCO International Inc	1,919	299,076
Williams-Sonoma Inc	2,811	527,175
Wingstop Inc	1,312	315,352
Wyndham Hotels & Resorts Inc	3,689	285,307
YETI Holdings Inc*	3,766	160,582
Total Consumer, Cyclical		16,988,018

Consumer, Non-Cyclical (15.54%)
Acadia Healthcare Co Inc*	4,932	359,987
Amedisys Inc*	1,428	133,632
Arrowhead Pharmaceuticals Inc*	4,940	104,728
Avis Budget Group Inc	865	158,165
Azenta Inc*	2,633	148,422
BellRing Brands Inc*	5,935	313,962
The Boston Beer Co Inc*	434	153,966
The Brink's Co	2,014	158,905
Bruker Corp	4,308	280,408
Celsius Holdings Inc*	5,973	295,723
Chemed Corp	660	374,220
Coca-Cola Consolidated Inc	205	150,577
Coty Inc*	15,682	178,775
Darling Ingredients Inc*	6,983	306,344
Encompass Health Corp	4,381	285,510
Enovis Corp*	2,165	107,081
Envista Holdings Corp*	7,575	171,877
Euronet Worldwide Inc*	2,065	180,109
Exelixis Inc*	13,940	304,031
Flowers Foods Inc	8,419	175,199
FTI Consulting Inc*	1,489	328,265
Globus Medical Inc*	3,944	177,164
Graham Holdings Co	161	100,971
Grand Canyon Education Inc*	1,305	178,420
Grocery Outlet Holding Corp*	4,492	126,719
GXO Logistics Inc*	5,224	293,902
H&R Block Inc	6,634	301,316
Haemonetics Corp*	2,220	179,531
Halozyme Therapeutics Inc*	5,735	221,428
HealthEquity Inc*	3,742	250,789
Helen of Troy Ltd*	1,182	124,145
Hertz Global Holdings Inc*	5,559	46,362
ICU Medical Inc*	1,011	88,725
Inari Medical Inc*	1,706	101,831
Ingredion Inc	2,875	294,659
Insperity Inc	1,586	180,408
Integra LifeSciences Holdings Corp*	3,100	121,489

Jazz Pharmaceuticals PLC*	2,764	326,788
Lancaster Colony Corp	881	146,158
Lantheus Holdings Inc*	2,996	214,574
LivaNova PLC*	2,203	98,805
ManpowerGroup Inc	2,170	161,036
Masimo Corp*	1,942	182,082
Medpace Holdings Inc*	1,017	275,322
Morningstar Inc	1,139	322,747
Neogen Corp*	8,616	146,214
Neurocrine Biosciences Inc*	4,275	498,422
Option Care Health Inc*	7,340	218,365
Patterson Cos Inc	3,701	94,042
Paylocity Holding Corp*	1,910	299,240
Penumbra Inc*	1,672	371,334
Performance Food Group Co*	6,836	444,682
Perrigo Co PLC	6,298	191,837
Post Holdings Inc*	2,224	189,996
Progyny Inc*	3,648	125,345
QuidelOrtho Corp*	2,295	157,735
R1 RCM Inc*	7,094	75,055
Repligen Corp*	2,254	354,442
Service Corp International	6,605	404,688
Shockwave Medical Inc*	1,580	275,789
Sotera Health Co*	4,867	66,435
Sprouts Farmers Market Inc*	4,787	206,224
Tenet Healthcare Corp*	4,445	306,749
United Therapeutics Corp*	2,054	492,960
US Foods Holding Corp*	9,763	427,912
Vestis Corp	6,005	109,952
WEX Inc*	1,880	331,970
Total Consumer, Non-Cyclical		14,974,645

Energy (5.83%)
Antero Midstream Corp	14,912	198,628
Antero Resources Corp*	12,721	300,597
ChampionX Corp	8,525	249,953
Chesapeake Energy Corp	4,969	399,060
Chord Energy Corp	1,818	294,771
Civitas Resources Inc	3,735	256,557
CNX Resources Corp*	7,627	159,099
DT Midstream Inc	4,196	240,389
Equitrans Midstream Corp	20,127	188,791
HF Sinclair Corp	6,167	323,644
Matador Resources Co	4,851	280,776
Murphy Oil Corp	6,331	270,777
NOV Inc	17,241	324,476
Ovintiv Inc	10,928	484,548
PBF Energy Inc	4,816	213,830
Permian Resources Corp	12,157	159,743
Range Resources Corp	10,567	343,428
Southwestern Energy Co*	47,272	311,522
Sunrun Inc*	10,473	135,102
Valaris Ltd*	2,772	190,159
Weatherford International PLC*	3,155	286,127
Total Energy		5,611,977

Financial (22.68%)
Banks (5.45%)
Associated Banc-Corp	7,389	131,081
Bank OZK	4,532	189,710
Cadence Bank	8,475	212,299
Columbia Banking System Inc	9,132	204,831
Commerce Bancshares Inc	4,894	247,490
Cullen/Frost Bankers Inc	2,755	270,789
East West Bancorp Inc	6,194	389,726
First Financial Bankshares Inc	5,506	144,533
First Horizon Corp	25,011	319,891
FNB Corp	15,711	188,375
Glacier Bancorp Inc	4,761	160,112
Hancock Whitney Corp	3,992	164,670
Home BancShares Inc	8,489	188,286
International Bancshares Corp	2,594	116,393
Old National Bancorp	13,541	201,625
Pinnacle Financial Partners Inc	3,298	239,336
Prosperity Bancshares Inc	4,103	247,452

SouthState Corp	3,273	242,366
Synovus Financial Corp	6,292	193,731
Texas Capital Bancshares Inc*	2,071	113,656
UMB Financial Corp	1,911	136,942
United Bankshares Inc	5,908	195,614
Valley National Bancorp	19,658	178,888
Webster Financial Corp	7,586	340,229
Wintrust Financial Corp	2,680	229,596
		5,247,621
Diversified Financial Service (3.05%)
Affiliated Managers Group Inc	1,534	207,934
Ally Financial Inc	11,885	347,280
Evercore Inc	1,526	225,161
Federated Hermes Inc	4,336	137,972
Interactive Brokers Group Inc	4,769	371,219
Janus Henderson Group PLC	5,724	149,912
Jefferies Financial Group Inc	7,738	274,235
SEI Investments Co	4,341	254,686
SLM Corp	9,899	148,782
Stifel Financial Corp	4,573	279,044
Voya Financial Inc	4,767	340,888
The Western Union Co	17,443	202,862
		2,939,975
Insurance (5.49%)
American Financial Group Inc	2,898	331,502
Brighthouse Financial Inc*	2,868	149,222
CNO Financial Group Inc	4,936	130,804
Erie Indemnity Co	1,085	320,769
Essent Group Ltd	4,618	223,234
Fidelity National Financial Inc	11,321	507,633
First American Financial Corp	4,484	267,246
The Hanover Insurance Group Inc	1,565	194,530
Kemper Corp	2,636	116,590
Kinsale Capital Group Inc	1,012	354,301
MGIC Investment Corp	12,361	217,430
Old Republic International Corp	11,590	339,703
Primerica Inc	1,566	328,093
Reinsurance Group of America Inc	2,899	472,711
RenaissanceRe Holdings Ltd	2,189	469,234
RLI Corp	1,756	238,114
Selective Insurance Group Inc	2,808	285,546
Unum Group	8,051	346,193
		5,292,855
Real Estate (8.38%)
Agree Realty Corp	4,353	257,741
Annaly Capital Management Inc	22,074	398,877
Apartment Income REIT Corp	6,533	203,307
Brixmor Property Group Inc	12,945	278,576
COPT Defense Properties	4,829	116,862
Cousins Properties Inc	6,455	132,457
CubeSmart	9,758	387,978
EastGroup Properties Inc	1,987	345,241
EPR Properties	3,298	147,157
Equity LifeStyle Properties Inc	6,286	446,935
First Industrial Realty Trust Inc	5,746	270,349
Gaming and Leisure Properties Inc	11,499	537,350
Healthcare Realty Trust Inc	16,216	247,618
Independence Realty Trust Inc	9,688	131,951
Jones Lang LaSalle Inc*	2,059	320,216
Kilroy Realty Corp	4,891	161,305
Kite Realty Group Trust	10,183	215,065
Lamar Advertising Co	3,789	383,788
Medical Properties Trust Inc	24,786	120,212
National Storage Affiliates Trust	3,823	126,885
NNN REIT Inc	7,928	322,035
Omega Healthcare Investors Inc	10,859	344,773
Park Hotels & Resorts Inc	10,011	148,463
Physicians Realty Trust	11,481	134,098
PotlatchDeltic Corp	3,706	169,883
Rayonier Inc	5,972	183,221
Rexford Industrial Realty Inc	8,910	438,550
Sabra Health Care REIT Inc	10,124	147,810
Spirit Realty Capital Inc	6,188	255,564
STAG Industrial Inc	7,786	279,128
Starwood Property Trust Inc	13,010	258,509
Vornado Realty Trust	6,685	157,365
		8,069,269
Savings&Loans (0.31%)

New York Community Bancorp Inc	31,633	297,667

Total Financial		21,847,387

Industrial (23.59%)
Acuity Brands Inc	1,347	241,463
Advanced Drainage Systems Inc	2,994	362,603
AECOM	6,074	539,736
AGCO Corp	2,680	304,260
AptarGroup Inc	2,873	364,555
Arrow Electronics Inc*	2,437	288,931
Avnet Inc	4,237	198,122
Belden Inc	1,826	121,319
Berry Global Group Inc	2,853	188,640
Builders FirstSource Inc*,(a)	5,474	734,118
BWX Technologies Inc	2,190	170,886
Carlisle Cos Inc(a)	2,185	612,696
Chart Industries Inc*	1,893	246,147
Clean Harbors Inc*	2,167	350,317
Cognex Corp	7,447	280,752
Coherent Corp*	5,697	209,593
Crane Co	2,137	225,838
Crown Holdings Inc	4,313	370,961
Curtiss-Wright Corp	1,677	358,710
Donaldson Co Inc	5,308	322,939
Eagle Materials Inc	1,660	300,543
EMCOR Group Inc	2,063	438,429
EnerSys	1,777	157,229
Esab Corp	2,165	167,030
Exponent Inc	2,362	181,780
Flowserve Corp	6,092	233,080
Fluor Corp*	6,277	238,714
Fortune Brands Innovations Inc	5,555	380,129
GATX Corp	1,528	166,552
Graco Inc(a)	7,399	597,691
Graphic Packaging Holding Co	7,352	166,670
Greif Inc	1,262	88,214
Hexcel Corp	3,671	254,437
ITT Inc	3,594	389,122
Jabil Inc(a)	5,730	660,786
Kirby Corp*	2,605	199,934
Knife River Corp*	2,553	152,363
Knight-Swift Transportation Holdings Inc	7,062	379,794
Landstar System Inc	1,573	271,578
Lennox International Inc	1,399	568,917
Lincoln Electric Holdings Inc	2,513	497,725
Littelfuse Inc	1,089	253,519
Louisiana-Pacific Corp	2,809	171,321
MasTec Inc*	2,921	177,129
MDU Resources Group Inc	9,443	180,739
The Middleby Corp*	2,319	292,727
MSA Safety Inc	1,604	279,321
Novanta Inc*	1,653	238,759
nVent Electric PLC	7,258	386,489
Oshkosh Corp	2,827	275,039
Owens Corning	3,933	533,236
RBC Bearings Inc*	1,272	327,845
Regal Rexnord Corp	2,903	347,779
Ryder System Inc	1,993	213,530
Saia Inc*	1,161	453,243
Sensata Technologies Holding PLC	6,593	214,338
Silgan Holdings Inc	3,646	152,111
Simpson Manufacturing Co Inc	1,865	311,399
Sonoco Products Co	4,289	236,581
Stericycle Inc*	4,051	190,275
TD SYNNEX Corp	2,068	203,988
Terex Corp	2,893	143,204
Tetra Tech Inc	2,331	368,648
The Timken Co	3,046	220,530
TopBuild Corp*	1,380	408,176
The Toro Co	4,549	377,567
Trex Co Inc*	4,716	331,393
UFP Industries Inc	2,679	293,699
Universal Display Corp	1,907	322,664
Valmont Industries Inc	976	214,300
Vishay Intertechnology Inc	5,558	123,554

Vontier Corp	6,699	225,957
Watts Water Technologies Inc	1,269	244,295
Werner Enterprises Inc	2,668	106,747
Woodward Inc	2,604	352,009
Worthington Enterprises Inc	1,494	107,120
XPO Inc*	5,224	450,727
Total Industrial		22,713,261

Technology (8.18%)
Allegro MicroSystems Inc*	3,324	90,479
Amkor Technology Inc	4,951	139,470
ASGN Inc*	2,119	189,100
Aspen Technology Inc*	1,241	233,631
Blackbaud Inc*	1,886	141,903
CACI International Inc*	998	320,308
Cirrus Logic Inc*	2,556	194,026
CommVault Systems Inc*	2,041	150,177
Concentrix Corp	1,881	176,795
Crane NXT Co	2,397	123,350
Doximity Inc*	2,842	66,077
Dropbox Inc*	6,510	183,452
Dynatrace Inc*	10,299	551,511
ExlService Holdings Inc*	7,256	205,853
Genpact Ltd	7,303	248,010
IPG Photonics Corp*	1,370	131,191
KBR Inc	5,907	305,215
Kyndryl Holdings Inc*	9,501	171,303
Lattice Semiconductor Corp*	6,035	353,349
Lumentum Holdings Inc*	2,957	126,560
MACOM Technology Solutions Holdings Inc*	2,324	195,170
Manhattan Associates Inc*,(a)	2,700	602,233
Maximus Inc	2,817	235,191
MKS Instruments Inc	2,819	232,708
NCR Voyix Corp*	6,803	106,671
Onto Innovation Inc*	2,148	302,889
Power Integrations Inc	2,513	192,018
Qualys Inc*	1,539	284,469
Science Applications International Corp	2,350	275,914
Silicon Laboratories Inc*	1,370	144,357
Super Micro Computer Inc*	1,999	546,667
Synaptics Inc*	1,730	175,145
Teradata Corp*	4,374	206,672
Wolfspeed Inc*	5,129	189,055
ZoomInfo Technologies Inc*	6,452	92,715
Total Technology		7,883,634

Utilities (3.54%)
ALLETE Inc	2,479	137,535
Black Hills Corp	3,208	165,501
Essential Utilities Inc	10,544	375,472
IDACORP Inc	2,216	213,844
National Fuel Gas Co	4,264	216,569
New Jersey Resources Corp	4,492	189,562
Northwestern Energy Group Inc	2,732	137,447
OGE Energy Corp	8,680	304,234
ONE Gas Inc	2,382	137,275
Ormat Technologies Inc	2,357	158,673
PNM Resources Inc	3,758	156,220
Portland General Electric Co	4,484	184,113
Southwest Gas Holdings Inc	2,628	155,341
Spire Inc	2,256	137,639
UGI Corp	9,172	201,692
Vistra Corp	15,128	535,682
Total Utilities		3,406,799

Total Common Stock (Cost $72,530,676)		100,635,796

United States Treasury Bills (0.93%)
United States Treasury Bill(a) (Cost $898,304)	900,000	898,292

Total Investments (Cost $73,428,980) (105.40%)		$101,534,088
Liabilities in Excess of Other Assets (-5.40%)		(5,198,510)
Net Assets (100.00%)		$96,335,578

* Non-income producing security.

(a) A portion of these securities, a total of $5,897,337, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at November 30, 2023:
Contracts - $100 times premium / delivery month / commitment / exchange
S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
3 / DEC 2023 / Long / CME	$507,780	$513,520	$5,740

S&P SMALLCAP INDEX FUND

Portfolio of Investments

November 30, 2023

Security Description	Shares	Value
Common Stock (101.25%)

Basic Materials (4.40%)
AdvanSix Inc	1,501	$39,221
ATI Inc*,(a)	6,280	276,006
Balchem Corp	1,574	196,309
Carpenter Technology Corp	2,537	179,645
Compass Minerals International Inc	1,858	45,112
Hawkins Inc	913	56,095
Haynes International Inc	687	33,718
HB Fuller Co	2,631	199,115
Innospec Inc	1,214	127,555
Kaiser Aluminum Corp	868	50,761
Koppers Holdings Inc	1,138	51,403
Livent Corp*	8,777	120,772
Mativ Holdings Inc	2,993	35,018
Mercer International Inc	2,519	24,132
Minerals Technologies Inc	1,767	110,685
Quaker Chemical Corp	676	120,862
Rogers Corp*	818	105,849
Sensient Technologies Corp	2,063	119,530
Stepan Co	1,037	85,625
Sylvamo Corp	1,740	87,487
Total Basic Materials		2,064,900

Communications (3.57%)
A10 Networks Inc	3,745	46,775
ADTRAN Holdings Inc	3,950	20,659
AMC Networks Inc*	1,982	30,206
ATN International Inc	779	23,713
Cars.com Inc*	3,375	62,843
Clearfield Inc*	714	18,164
Cogent Communications Holdings Inc	2,197	140,298
Consolidated Communications Holdings Inc*	5,162	22,197
DISH Network Corp*	6,599	24,152
ePlus Inc*	1,533	97,315
The EW Scripps Co*	3,903	26,970
Extreme Networks Inc*	6,599	106,508
Gogo Inc*	4,207	42,196
Harmonic Inc*	5,985	66,194
HealthStream Inc	1,518	37,950
InterDigital Inc	1,289	128,797
Lumen Technologies Inc*	52,497	68,771
Perficient Inc*	1,886	116,706
Scholastic Corp	1,686	64,051
Shenandoah Telecommunications Co	2,729	60,775
Shutterstock Inc	1,461	64,153
TechTarget Inc*	1,557	46,087
Telephone and Data Systems Inc	5,200	102,440
Thryv Holdings Inc*	1,075	19,124
Viasat Inc*	3,449	70,532
Viavi Solutions Inc*	10,864	87,781
Yelp Inc*	1,856	81,126
Total Communications		1,676,483

Consumer, Cyclical (16.43%)
Abercrombie & Fitch Co*	2,208	167,565
Academy Sports & Outdoors Inc	3,865	196,613
Advance Auto Parts Inc	3,087	156,789
Allegiant Travel Co	873	59,792
American Axle & Manufacturing Holdings Inc*	6,241	43,437

American Eagle Outfitters Inc	7,329	139,471
America's Car-Mart Inc*	397	31,708
Asbury Automotive Group Inc*	1,004	210,658
BJ's Restaurants Inc*	1,372	41,064
Bloomin' Brands Inc	4,459	104,073
Boot Barn Holdings Inc*	1,464	107,282
Brinker International Inc*	2,400	86,424
The Buckle Inc	1,610	62,082
Caleres Inc	1,940	58,898
Cavco Industries Inc*	385	108,870
Century Communities Inc	1,540	111,096
The Cheesecake Factory Inc	2,230	69,911
Chico's FAS Inc*	6,814	51,378
Chuy's Holdings Inc*	1,025	36,080
Cinemark Holdings Inc*	5,839	83,206
Cracker Barrel Old Country Store Inc	1,039	69,748
Dana Inc	3,349	44,240
Dave & Buster's Entertainment Inc*	1,677	68,824
Designer Brands Inc	2,740	31,894
Dine Brands Global Inc	923	40,123
Dorman Products Inc*	1,384	99,703
Ethan Allen Interiors Inc	1,450	38,918
Gentherm Inc*	1,552	71,268
G-III Apparel Group Ltd*	2,328	66,977
GMS Inc*	1,991	134,671
Golden Entertainment Inc	1,277	45,512
Green Brick Partners Inc*	1,442	68,423
Group 1 Automotive Inc	686	193,521
Guess? Inc	1,794	39,504
Hanesbrands Inc*	19,904	72,451
Hibbett Inc	761	47,601
HNI Corp	2,445	95,526
Installed Building Products Inc	1,212	182,418
Interface Inc	4,184	42,300
iRobot Corp*	1,698	61,315
Jack in the Box Inc	1,122	81,121
Kohl's Corp	4,710	110,450
Kontoor Brands Inc	2,382	130,939
La-Z-Boy Inc	2,350	82,697
LCI Industries	1,236	134,118
Leslie's Inc*	8,731	43,044
LGI Homes Inc*	975	115,118
M/I Homes Inc*	1,357	143,177
Madison Square Garden Sports Corp*	813	137,551
MarineMax Inc*	1,369	40,837
MDC Holdings Inc	2,912	128,885
Meritage Homes Corp(a)	1,795	253,634
Methode Electronics Inc	2,056	48,789
MillerKnoll Inc	3,697	95,383
Monarch Casino & Resort Inc	723	45,462
Movado Group Inc	1,175	30,726
National Vision Holdings Inc*	3,715	68,542
Newell Brands Inc	18,611	142,002
Nu Skin Enterprises Inc	2,909	49,511
The ODP Corp*	1,776	80,897
OPENLANE Inc*	5,346	78,159
Oxford Industries Inc	702	63,482
Papa John's International Inc	1,598	104,254
Patrick Industries Inc	983	80,645
PC Connection Inc	791	47,167
PriceSmart Inc	1,370	92,324
Resideo Technologies Inc*	6,983	114,731
Sally Beauty Holdings Inc*	6,114	59,122
ScanSource Inc*	1,608	53,755
Shake Shack Inc*	1,831	110,885
Shoe Carnival Inc	1,280	31,091
Signet Jewelers Ltd	2,217	182,193

Six Flags Entertainment Corp*	4,032	100,397
SkyWest Inc*	2,323	109,831
Sleep Number Corp*	1,501	15,220
Sonic Automotive Inc	982	50,347
Sonos Inc*	6,041	91,219
Standard Motor Products Inc	1,022	36,761
Steven Madden Ltd	3,457	131,089
Titan International Inc*	3,341	43,667
Tri Pointe Homes Inc*	2,835	82,725
UniFirst Corp	731	126,171
Urban Outfitters Inc*	2,761	98,568
Victoria's Secret & Co*	2,043	55,059
Vista Outdoor Inc*	3,082	86,943
Wabash National Corp	2,597	56,926
Winnebago Industries Inc	1,475	95,329
Wolverine World Wide Inc	4,486	38,445
XPEL Inc*	1,041	47,574
Xperi Inc*	2,616	26,997
Total Consumer, Cyclical		7,715,293

Consumer, Non-Cyclical (17.56%)
ABM Industries Inc	3,402	139,448
AdaptHealth Corp*	4,522	38,347
Addus HomeCare Corp*	877	76,474
Adtalem Global Education Inc*	2,029	115,592
Alarm.com Holdings Inc*	2,437	132,768
AMN Healthcare Services Inc*	1,855	125,769
Amphastar Pharmaceuticals Inc*	1,851	104,248
The Andersons Inc	1,695	84,513
ANI Pharmaceuticals Inc*	753	37,507
Apollo Medical Holdings Inc*	2,142	71,179
Arcus Biosciences Inc*	2,864	43,132
Arlo Technologies Inc*	5,260	47,813
Artivion Inc*	2,686	47,650
Avanos Medical Inc*	2,649	57,086
Avid Bioservices Inc*	3,394	17,275
B&G Foods Inc	4,291	39,649
BioLife Solutions Inc*	1,847	22,847
Calavo Growers Inc	1,095	23,751
Cal-Maine Foods Inc	2,229	106,814
Catalyst Pharmaceuticals Inc*	5,638	81,356
Central Garden & Pet Co*	1,791	64,977
Certara Inc*	6,004	86,518
The Chefs' Warehouse Inc*	1,825	49,093
CONMED Corp	801	85,923
Corcept Therapeutics Inc*	4,407	112,246
CoreCivic Inc*	6,264	90,640
CorVel Corp*	439	91,690
Cross Country Healthcare Inc*	1,930	39,121
Cytek Biosciences Inc*	4,334	30,078
Cytokinetics Inc*	4,651	155,715
Deluxe Corp	2,788	50,993
Dynavax Technologies Corp*	6,464	88,557
Edgewell Personal Care Co	2,481	86,364
elf Beauty Inc*,(a)	2,547	300,777
Embecta Corp	3,116	57,147
The Ensign Group Inc(a)	2,744	293,800
EVERTEC Inc	3,363	124,330
Forrester Research Inc*	760	18,377
Fortrea Holdings Inc*	2,310	68,006
Fresh Del Monte Produce Inc	1,961	44,711
Fulgent Genetics Inc*	1,246	34,365
The GEO Group Inc*	6,097	61,885
Glaukos Corp*	2,376	151,803
Green Dot Corp*	2,665	21,373
The Hain Celestial Group Inc*	2,548	26,932

Harmony Biosciences Holdings Inc*	1,410	40,975
Healthcare Services Group Inc*	4,036	39,190
Heidrick & Struggles International Inc	1,373	37,318
Innoviva Inc*	3,421	47,381
Integer Holdings Corp*	1,626	141,820
Inter Parfums Inc	873	109,265
Ironwood Pharmaceuticals Inc*	7,859	77,804
J & J Snack Foods Corp	753	123,906
John B Sanfilippo & Son Inc	510	46,940
Kelly Services Inc	1,553	32,287
Korn Ferry	2,700	139,698
LeMaitre Vascular Inc	1,174	61,870
Ligand Pharmaceuticals Inc*	874	50,963
LiveRamp Holdings Inc*	3,140	104,122
Matthews International Corp	1,733	59,182
Medifast Inc	595	39,496
Merit Medical Systems Inc*	2,815	201,441
MGP Ingredients Inc	782	66,822
ModivCare Inc*	822	31,039
Monro Inc	1,788	51,709
Myriad Genetics Inc*	4,414	84,263
National Beverage Corp*	1,271	60,423
NeoGenomics Inc*	6,181	112,309
Organon & Co	12,381	140,153
Orthofix Medical Inc*	1,364	15,072
Owens & Minor Inc*	3,656	72,681
Pacira BioSciences Inc*	2,499	68,173
Payoneer Global Inc*	11,786	61,051
Pediatrix Medical Group Inc*	4,667	39,109
Perdoceo Education Corp	3,659	63,740
Premier Inc	5,816	119,751
Prestige Consumer Healthcare Inc*	2,419	138,730
PROG Holdings Inc*	2,444	66,623
Quanex Building Products Corp	1,564	48,156
RadNet Inc*	2,656	88,259
REGENXBIO Inc*	1,997	38,981
Resources Connection Inc	2,156	29,322
Sabre Corp*	19,338	68,263
Select Medical Holdings Corp	5,092	115,079
The Simply Good Foods Co*	4,607	178,475
SpartanNash Co	2,264	50,193
STAAR Surgical Co*	2,506	78,588
Strategic Education Inc	1,066	94,842
Stride Inc*	1,975	119,646
Supernus Pharmaceuticals Inc*	2,945	80,251
Tandem Diabetes Care Inc*	3,663	74,139
Tootsie Roll Industries Inc	1,179	39,013
TreeHouse Foods Inc*	2,749	111,912
TrueBlue Inc*	2,078	28,967
United Natural Foods Inc*	3,259	47,418
Universal Corp	1,398	78,651
Upbound Group Inc	2,241	65,213
US Physical Therapy Inc	708	60,201
USANA Health Sciences Inc*	735	34,736
Varex Imaging Corp*	2,184	41,168
Vector Group Ltd	7,496	80,282
Vericel Corp*	2,572	91,409
Viad Corp*	1,286	42,824
Vir Biotechnology Inc*	4,133	39,222
WD-40 Co	694	167,865
Xencor Inc*	3,264	59,862
Total Consumer, Non-Cyclical		8,246,882

Energy (5.24%)
Alpha Metallurgical Resources Inc	585	164,128
Archrock Inc	7,291	105,647
Bristow Group Inc*	1,489	38,342

California Resources Corp	2,767	141,698
Callon Petroleum Co*	2,785	87,087
Comstock Resources Inc	2,610	25,761
CONSOL Energy Inc	1,405	149,871
Core Laboratories Inc	2,540	44,983
Dril-Quip Inc*	1,932	42,929
Green Plains Inc*	2,907	72,326
Helix Energy Solutions Group Inc*	7,775	72,463
Helmerich & Payne Inc	4,856	175,933
Liberty Energy Inc	7,573	150,324
Nabors Industries Ltd*	420	36,464
Northern Oil and Gas Inc	3,000	112,260
NOW Inc*	5,519	55,024
Oceaneering International Inc*	4,922	101,689
Par Pacific Holdings Inc*	2,639	90,439
Patterson-UTI Energy Inc	14,311	167,582
ProPetro Holding Corp*	5,328	48,538
REX American Resources Corp*	990	48,530
SM Energy Co(a)	5,795	217,021
SunCoke Energy Inc	5,463	50,861
Talos Energy Inc*	1,436	19,989
US Silica Holdings Inc*	4,697	52,982
Vital Energy Inc*	645	28,922
Warrior Met Coal Inc	2,814	157,500
Total Energy		2,459,293

Financial (25.72%)
Banks (8.56%)
Ameris Bancorp	3,407	145,070
Atlantic Union Bankshares Corp	3,663	111,978
BancFirst Corp	707	61,247
The Bancorp Inc*	2,651	103,416
Bank of Hawaii Corp	1,034	60,044
BankUnited Inc	3,907	107,794
Banner Corp	1,948	87,933
Cathay General Bancorp	3,542	129,921
Central Pacific Financial Corp	1,761	30,941
City Holding Co	809	77,882
Community Bank System Inc	2,614	115,957
Customers Bancorp Inc*	1,375	61,971
CVB Financial Corp	6,238	111,535
Dime Community Bancshares Inc	1,639	32,944
Eagle Bancorp Inc	2,012	47,765
FB Financial Corp	2,073	69,570
First BanCorp/Puerto Rico	8,708	130,620
First Bancorp/Southern Pines NC	2,219	69,543
First Commonwealth Financial Corp	5,896	78,830
First Financial Bancorp	5,167	104,425
First Hawaiian Inc	6,057	119,020
Fulton Financial Corp	7,759	110,411
Hanmi Financial Corp	1,915	31,866
Heritage Financial Corp	2,370	42,233
Hilltop Holdings Inc	2,700	79,515
Hope Bancorp Inc	5,861	57,438
Independent Bank Corp	2,155	122,878
Independent Bank Group Inc	2,083	80,570
Lakeland Financial Corp	1,444	80,214
National Bank Holdings Corp	1,877	61,960
NBT Bancorp Inc	2,334	82,927
OFG Bancorp	2,237	75,074
PacWest Bancorp	3,355	25,297
Park National Corp	682	75,702
Pathward Financial Inc	1,570	77,856
Preferred Bank/Los Angeles CA	622	38,334
Renasant Corp	3,048	83,028
S&T Bancorp Inc	2,124	59,451
Seacoast Banking Corp of Florida	3,573	83,037
ServisFirst Bancshares Inc	2,392	122,375
Simmons First National Corp	6,166	98,594

Southside Bancshares Inc	1,707	46,823
Stellar Bancorp Inc	1,704	40,657
Tompkins Financial Corp	798	42,270
Triumph Financial Inc*	1,231	83,548
TrustCo Bank Corp NY	1,199	32,181
Trustmark Corp	3,474	79,589
United Community Banks Inc	3,347	82,504
Veritex Holdings Inc	3,196	61,171
Walker & Dunlop Inc	1,672	140,481
Westamerica BanCorp	1,301	65,974
		4,022,364
Diversified Financial Service (2.72%)
Artisan Partners Asset Management Inc	1,785	67,205
B Riley Financial Inc	1,016	18,694
Bread Financial Holdings Inc	2,453	68,929
Brightsphere Investment Group Inc	1,760	30,712
Encore Capital Group Inc*	1,274	57,075
Enova International Inc*	1,503	61,924
Hannon Armstrong Sustainable Infrastructure Capital Inc	5,232	126,667
Moelis & Co	1,741	82,610
Mr Cooper Group Inc*	3,265	197,598
Piper Sandler Cos	780	120,689
PRA Group Inc*	2,123	39,339
Radian Group Inc	7,689	197,686
StoneX Group Inc*	1,434	87,660
Virtus Investment Partners Inc	370	72,379
WisdomTree Inc	7,365	47,946
		1,277,113
Insurance (3.30%)
Ambac Financial Group Inc*	2,813	41,492
American Equity Investment Life Holding Co*	3,021	166,638
AMERISAFE Inc	1,043	50,231
Assured Guaranty Ltd	2,717	184,511
Employers Holdings Inc	1,481	56,737
Genworth Financial Inc*	22,618	133,220
Horace Mann Educators Corp	2,228	74,549
Jackson Financial Inc	3,018	144,049
James River Group Holdings Ltd	2,043	18,346
Lincoln National Corp	8,285	197,017
NMI Holdings Inc*	4,018	110,495
Palomar Holdings Inc*	1,266	74,074
ProAssurance Corp	2,940	36,368
Safety Insurance Group Inc	874	67,237
SiriusPoint Ltd*	4,628	49,427
Stewart Information Services Corp	1,478	69,836
Trupanion Inc*	2,003	51,517
United Fire Group Inc	1,180	24,650
		1,550,394
Real Estate (9.51%)
Acadia Realty Trust	4,649	70,293
Alexander & Baldwin Inc	3,949	66,146
American Assets Trust Inc	2,372	47,772
Anywhere Real Estate Inc*	5,964	32,086
Apollo Commercial Real Estate Finance Inc	7,080	76,322
Apple Hospitality REIT Inc	10,392	173,235
Arbor Realty Trust Inc	9,465	118,123
Armada Hoffler Properties Inc	3,969	43,580
ARMOUR Residential REIT Inc	843	14,837
Blackstone Mortgage Trust Inc	8,416	186,668
Brandywine Realty Trust	10,779	48,074
CareTrust REIT Inc	5,421	125,117
Centerspace	832	44,379
Chatham Lodging Trust	3,361	33,308
Community Healthcare Trust Inc	1,456	39,458
Cushman & Wakefield PLC*	9,565	78,529
DiamondRock Hospitality Co	9,911	82,460
Douglas Emmett Inc	8,143	99,507
Easterly Government Properties Inc	5,311	61,926
Ellington Financial Inc	3,507	45,591

Elme Communities	4,768	62,652
Essential Properties Realty Trust Inc	7,757	184,229
eXp World Holdings Inc	894	10,826
Four Corners Property Trust Inc	4,570	105,064
Franklin BSP Realty Trust Inc	3,736	48,867
Getty Realty Corp	2,449	72,074
Global Net Lease Inc	5,985	52,548
Highwoods Properties Inc	5,161	97,801
Innovative Industrial Properties Inc	1,523	124,368
Invesco Mortgage Capital Inc	2,004	16,052
JBG SMITH Properties	2,821	38,704
Kennedy-Wilson Holdings Inc	6,672	75,727
KKR Real Estate Finance Trust Inc	2,854	35,846
LTC Properties Inc	2,206	71,960
LXP Industrial Trust	15,021	131,884
The Macerich Co	5,625	64,519
Marcus & Millichap Inc	1,351	46,488
New York Mortgage Trust Inc	5,054	44,425
NexPoint Residential Trust Inc	1,238	37,697
Outfront Media Inc	7,959	97,339
Pebblebrook Hotel Trust	3,747	47,774
PennyMac Mortgage Investment Trust	4,844	68,010
Phillips Edison & Co Inc	3,067	108,081
Ready Capital Corp	2,655	27,134
Redwood Trust Inc	7,449	52,962
Retail Opportunity Investments Corp	6,785	87,323
RPT Realty	4,644	53,963
Safehold Inc	1,980	38,986
Saul Centers Inc	843	31,149
Service Properties Trust	9,014	64,450
SITE Centers Corp	8,790	115,940
SL Green Realty Corp	1,835	67,106
The St Joe Co	1,843	94,785
Summit Hotel Properties Inc	6,976	43,670
Sunstone Hotel Investors Inc	10,119	99,976
Tanger Inc	4,971	124,076
Two Harbors Investment Corp	5,061	70,145
Uniti Group Inc	11,564	63,949
Universal Health Realty Income Trust	828	33,012
Urban Edge Properties	5,745	96,229
Veris Residential Inc	4,317	62,553
Whitestone REIT	2,907	31,861
Xenia Hotels & Resorts Inc	6,202	75,726
		4,465,341
Savings&Loans (1.63%)
Axos Financial Inc*	2,499	95,637
Banc of California Inc	3,213	37,142
Berkshire Hills Bancorp Inc	2,527	52,890
Brookline Bancorp Inc	5,218	49,728
Capitol Federal Financial Inc	8,349	45,001
Northfield Bancorp Inc	2,687	25,634
Northwest Bancshares Inc	6,920	77,089
Pacific Premier Bancorp Inc	5,177	116,586
Provident Financial Services Inc	4,301	65,461
WaFd Inc	3,136	83,825
WSFS Financial Corp	2,982	115,016
		764,009

Total Financial		12,079,221

Industrial (18.20%)
AAON Inc	3,433	214,906
AAR Corp*	1,610	111,573
Advanced Energy Industries Inc	1,838	174,702
AeroVironment Inc*	1,370	188,526
Alamo Group Inc	490	90,013
Albany International Corp	1,510	129,588
American Woodmark Corp*	905	65,522
Apogee Enterprises Inc	1,386	62,509
Applied Industrial Technologies Inc(a)	1,887	302,052

ArcBest Corp	1,173	139,810
Arcosa Inc	2,381	176,670
Astec Industries Inc	1,237	38,458
AZZ Inc	1,221	60,037
Badger Meter Inc	1,431	210,886
Barnes Group Inc	2,472	65,211
Benchmark Electronics Inc	2,194	54,740
Boise Cascade Co	1,933	211,277
Brady Corp	2,242	126,157
Comfort Systems USA Inc(a)	1,747	338,186
CTS Corp	1,736	67,270
Dorian LPG Ltd	1,593	67,479
DXP Enterprises Inc*	669	19,588
Dycom Industries Inc*	1,535	159,440
Encore Wire Corp	820	151,126
Energizer Holdings Inc	3,247	100,137
Enerpac Tool Group Corp	2,740	74,802
Enpro Inc	998	128,173
Enviri Corp*	4,329	25,541
ESCO Technologies Inc	1,259	132,170
Fabrinet*,(a)	1,758	284,620
Federal Signal Corp	2,891	199,306
Forward Air Corp	1,448	91,991
Franklin Electric Co Inc	1,943	172,927
Frontdoor Inc*	3,923	134,677
Gibraltar Industries Inc*	1,568	105,354
Granite Construction Inc	2,127	97,736
The Greenbrier Cos Inc	1,786	67,350
Griffon Corp	2,000	93,060
Heartland Express Inc	2,909	39,039
Hillenbrand Inc	3,414	132,258
Hub Group Inc*	1,534	115,894
Ichor Holdings Ltd*	1,611	42,095
Insteel Industries Inc	1,310	44,566
Itron Inc*	2,220	149,584
John Bean Technologies Corp	1,664	171,891
Kaman Corp	1,860	37,702
Kennametal Inc	3,893	90,746
Knowles Corp*	5,197	82,476
Lindsay Corp	599	71,467
Marten Transport Ltd	3,137	59,132
Masterbrand Inc*	6,986	93,752
Materion Corp	1,007	113,902
Matson Inc	1,691	161,947
Mercury Systems Inc*	2,501	85,759
Mesa Laboratories Inc	287	24,501
Moog Inc	1,477	206,795
Mueller Industries Inc	5,546	230,325
Myers Industries Inc	1,988	35,029
MYR Group Inc*	816	101,527
NV5 Global Inc*	742	72,182
O-I Glass Inc*	8,409	124,117
OSI Systems Inc*	751	92,591
PGT Innovations Inc*	2,849	91,709
Plexus Corp*	1,342	136,736
Proto Labs Inc*	1,477	53,467
RXO Inc*	5,000	104,800
Sanmina Corp*	2,795	140,057
SPX Technologies Inc*	2,176	185,635
Standex International Corp	574	76,813
Sturm Ruger & Co Inc	962	42,290
Tennant Co	1,059	90,672
TimkenSteel Corp*	2,156	43,810
Trinity Industries Inc	4,405	109,949
TTM Technologies Inc*	5,568	83,576
World Kinect Corp	3,527	74,208
Total Industrial		8,546,569

Technology (8.11%)
3D Systems Corp*	7,145	38,154
ACI Worldwide Inc*	5,277	141,107
Adeia Inc	6,541	60,112
Agilysys Inc*	1,085	93,408
Alpha & Omega Semiconductor Ltd*	1,334	28,534
Axcelis Technologies Inc*	1,602	199,097
Cerence Inc*	2,459	42,516
CEVA Inc*	1,480	32,205
Cohu Inc*	2,324	73,741
Consensus Cloud Solutions Inc*	1,021	18,807
Corsair Gaming Inc*	2,073	26,762
CSG Systems International Inc	1,713	84,262
Digi International Inc*	2,028	47,739
Digital Turbine Inc*	5,553	25,821
Diodes Inc*	2,234	148,382
Donnelley Financial Solutions Inc*	1,425	84,104
DoubleVerify Holdings Inc*	3,200	106,240
DXC Technology Co*	9,940	229,912
FormFactor Inc*	3,792	142,503
Insight Enterprises Inc*	1,513	229,098
Kulicke & Soffa Industries Inc	2,758	142,092
MaxLinear Inc*	3,947	73,927
NetScout Systems Inc*	3,672	73,734
PDF Solutions Inc*	1,682	50,443
Photronics Inc*	3,363	71,060
Pitney Bowes Inc	9,991	40,364
Privia Health Group Inc*	2,450	50,617
Progress Software Corp	2,118	114,075
Rambus Inc*,(a)	5,330	360,683
Schrodinger Inc/United States*	2,104	65,413
Semtech Corp*	3,123	51,124
Simulations Plus Inc	871	34,143
SiTime Corp*	646	71,448
SMART Global Holdings Inc*	2,976	49,580
SPS Commerce Inc*,(a)	1,790	308,381
TTEC Holdings Inc	1,178	22,052
Ultra Clean Holdings Inc*	2,695	73,142
Veeco Instruments Inc*	3,181	90,754
Veradigm Inc*	5,293	60,764
Verra Mobility Corp*	7,593	152,467
Total Technology		3,808,767

Utilities (2.04%)
American States Water Co	1,897	151,570
Avista Corp	3,737	126,871
California Water Service Group	2,986	151,002
Chesapeake Utilities Corp	1,010	96,556
Middlesex Water Co	961	61,408
Northwest Natural Holding Co	2,034	74,485
Otter Tail Corp	2,037	155,442
SJW Group	1,520	99,773
Unitil Corp	873	42,323
Total Utilities		959,430

Total Common Stock (Cost $37,488,148)		47,556,838

United States Treasury Bills (1.27%)
United States Treasury Bill(a)(Cost $598,865)	600,000	598,862

Right (0.00%)
OmniAb Operations Inc - 15*,(b)	401	—
OmniAb Operations Inc - 12.5*,(b)	401	—
		—

Total Investments (Cost $38,087,013) (102.52%)		$48,155,700

Liabilities in Excess of Other Assets (-2.52%)	(1,183,807)
Net Assets (100.00%)	$46,971,893

* Non-income producing security.

(a) A portion of these securities, a total of $2,935,156, have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at November 30, 2023:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
8 / DEC 2023 / Long / CME	709,605	724,880	15,275

SHELTON EQUITY INCOME FUND
Portfolio of Investments
November 30, 2023

Security Description	Shares	Value
Common Stock (95.14%)

Basic Materials (2.07%)
CF Industries Holdings Inc(a)	65,500	$4,922,325
Dow Inc(a)	4,700	243,225
Linde PLC(a)	8,700	3,599,799
Newmont Corp(a)	29,300	1,177,567
Nucor Corp(a)	6,700	1,138,799
Total Basic Materials		11,081,715

Communications (14.27%)
Alphabet Inc - Class A*,(a)	69,900	9,263,847
Alphabet Inc - Class C*,(a)	12,700	1,700,784
Amazon.com Inc*,(a)	67,900	9,919,511
Arista Networks Inc*,(a)	31,800	6,986,778
AT&T Inc(a)	261,900	4,339,683
Booking Holdings Inc*,(a)	1,200	3,750,840
Cisco Systems Inc(a)	81,200	3,928,456
Comcast Corp(a)	215,900	9,044,051
eBay Inc(a)	8,000	328,080
Meta Platforms Inc*,(a)	38,700	12,660,705
Palo Alto Networks Inc*,(a)	20,000	5,901,800
T-Mobile US Inc(a)	28,800	4,332,960
Verizon Communications Inc(a)	47,300	1,813,009
The Walt Disney Co(a)	23,100	2,141,139
Warner Bros Discovery Inc*,(a)	30,191	315,496
Total Communications		76,427,139

Consumer, Cyclical (10.36%)
Amerityre Corp*	20,000,000	700,000
AutoZone Inc*,(a)	1,800	4,697,874
Costco Wholesale Corp(a)	15,500	9,187,470
Domino’s Pizza Inc	5,400	2,121,606
Ford Motor Co(a)	14,000	143,640
Hilton Worldwide Holdings Inc(a)	19,200	3,216,384
Lennar Corp(a)	31,500	4,029,480
Lowe’s Cos Inc(a)	29,600	5,885,368
Marriott International Inc(a)	19,900	4,033,730
NIKE Inc(a)	20,100	2,216,427
O’Reilly Automotive Inc*,(a)	3,200	3,143,616
PulteGroup Inc(a)	24,000	2,122,080
Southwest Airlines Co(a)	20,000	511,400
Starbucks Corp(a)	18,800	1,866,840
Target Corp(a)	6,400	856,384
The TJX Cos Inc(a)	31,000	2,731,410
Ulta Beauty Inc*,(a)	8,900	3,791,311
Walmart Inc(a)	27,000	4,203,630
Total Consumer, Cyclical		55,458,650

Consumer, Non-Cyclical (18.12%)
Abbott Laboratories(a)	22,700	2,367,383
AbbVie Inc(a)	39,100	5,567,449
Amgen Inc(a)	26,500	7,145,460
Archer-Daniels-Midland Co(a)	11,000	811,030
Biogen Inc*,(a)	4,000	936,320
Bristol-Myers Squibb Co(a)	77,100	3,807,198
Cardinal Health Inc(a)	21,600	2,312,928
Cencora Inc(a)	6,000	1,220,220
Centene Corp*,(a)	30,000	2,210,400
The Coca-Cola Co(a)	75,100	4,388,844
Conagra Brands Inc(a)	77,200	2,183,988
Constellation Brands Inc(a)	3,600	865,764
CVS Health Corp(a)	48,700	3,309,165
Eli Lilly & Co(a)	13,400	7,919,936
Gartner Inc*,(a)	4,300	1,869,812
Gilead Sciences Inc(a)	17,200	1,317,520
Global Payments Inc(a)	16,000	1,863,040
HCA Healthcare Inc(a)	21,500	5,385,320
The Hershey Co(a)	7,800	1,465,776
Humana Inc(a)	4,100	1,987,926
Johnson & Johnson(a)	46,100	7,129,826
McKesson Corp(a)	6,600	3,105,696
Merck & Co Inc(a)	26,300	2,695,224
Molson Coors Beverage Co(a)	14,200	873,868
Monster Beverage Corp*,(a)	34,600	1,908,190
PayPal Holdings Inc*,(a)	30,100	1,734,061
Pfizer Inc(a)	169,900	5,176,853
The Procter & Gamble Co(a)	47,400	7,276,848
S&P Global Inc(a)	4,700	1,954,401

Sprouts Farmers Market Inc*,(a)	10,000	430,800
UnitedHealth Group Inc(a)	7,000	3,870,790
Vertex Pharmaceuticals Inc*,(a)	5,500	1,951,455
Total Consumer, Non-Cyclical		97,043,491

Energy (4.51%)
Chevron Corp(a)	23,000	3,302,800
ConocoPhillips(a)	46,400	5,362,448
Devon Energy Corp(a)	81,000	3,642,570
Exxon Mobil Corp(a)	67,200	6,904,128
Marathon Petroleum Corp(a)	20,600	3,073,314
Schlumberger NV(a)	35,700	1,857,828
Total Energy		24,143,088

Financial (13.06%)
Banks (2.77%)
Bank of America Corp(a)	76,500	2,332,485
Citigroup Inc(a)	16,800	774,480
The Goldman Sachs Group Inc(a)	5,600	1,912,624
JPMorgan Chase & Co(a)	35,900	5,603,272
Morgan Stanley(a)	21,300	1,689,942
Wells Fargo & Co(a)	56,300	2,510,417
		14,823,220
Diversified Financial Service (4.01%)
American Express Co(a)	18,000	3,073,860
The Charles Schwab Corp(a)	87,000	5,334,840
CME Group Inc(a)	4,900	1,069,964
Intercontinental Exchange Inc(a)	22,000	2,504,480
Mastercard Inc(a)	10,800	4,469,364
Visa Inc(a)	19,600	5,030,928
		21,483,436
Insurance (4.07%)
Aon PLC(a)	16,300	5,354,387
Berkshire Hathaway Inc*,(a)	28,100	10,116,000
Marsh & McLennan Cos Inc(a)	21,400	4,267,588
The Progressive Corp(a)	12,600	2,066,778
		21,804,753

Real Estate (2.21%)
American Tower Corp(a)	5,800	1,210,924
CBRE Group Inc*,(a)	16,900	1,334,424
Digital Realty Trust Inc(a)	23,100	3,205,818
Equinix Inc(a)	2,400	1,956,024
Extra Space Storage Inc(a)	16,000	2,082,720
Iron Mountain Inc(a)	31,900	2,046,385
		11,836,295

Total Financial		69,947,704

Industrial (8.12%)
The Boeing Co*,(a)	12,400	2,872,212
Caterpillar Inc(a)	17,900	4,487,888
Deere & Co(a)	3,800	1,384,758
Eaton Corp PLC(a)	21,400	4,872,566
General Dynamics Corp(a)	17,500	4,321,975
Lockheed Martin Corp(a)	23,000	10,298,710
Packaging Corp of America(a)	1,100	184,811
RTX Corp(a)	47,500	3,870,300
Union Pacific Corp(a)	19,300	4,347,711
United Parcel Service Inc(a)	45,000	6,822,450
Total Industrial		43,463,381

Technology (22.43%)
Accenture PLC(a)	19,800	6,596,172
Adobe Inc*,(a)	18,600	11,364,786
Apple Inc(a)	72,900	13,847,355
Applied Materials Inc(a)	25,000	3,744,500
Broadcom Inc(a)	11,600	10,738,468
Cadence Design Systems Inc*,(a)	21,300	5,820,651
Cognizant Technology Solutions Corp(a)	28,900	2,033,982
Fidelity National Information Services Inc(a)	32,500	1,905,800
Fortinet Inc*,(a)	58,700	3,085,272
Hewlett Packard Enterprise Co(a)	138,100	2,335,271
Intel Corp(a)	36,600	1,636,020
International Business Machines Corp(a)	20,400	3,234,624
Intuit Inc(a)	12,500	7,143,250
Jack Henry & Associates Inc(a)	7,500	1,190,175
Microchip Technology Inc(a)	26,300	2,194,472
Microsoft Corp(a)	14,800	5,607,868
MSCI Inc(a)	3,800	1,979,230
NetApp Inc(a)	51,400	4,697,446
NVIDIA Corp(a)	16,400	7,670,280
ON Semiconductor Corp*,(a)	14,300	1,020,019
Oracle Corp(a)	24,000	2,789,040
QUALCOMM Inc(a)	20,300	2,619,715
Salesforce Inc*,(a)	18,300	4,609,770

Seagate Technology Holdings PLC(a)	8,000	632,800
ServiceNow Inc*,(a)	7,400	5,074,476
Skyworks Solutions Inc(a)	8,900	862,677
Texas Instruments Inc(a)	37,200	5,680,812
Total Technology		120,114,931

Utilities (2.20%)
American Water Works Co Inc(a)	18,700	2,465,408
Constellation Energy Corp(a)	18,700	2,263,448
Dominion Energy Inc(a)	5,000	226,700
Duke Energy Corp(a)	9,000	830,520
NextEra Energy Inc(a)	39,000	2,281,890
Public Service Enterprise Group Inc(a)	15,800	986,394
The Southern Co(a)	38,700	2,746,926
Total Utilities		11,801,286

Total Common Stock (Cost $511,973,142)		509,481,385

United States Treasury Bills (6.54%)
United States Treasury Bill (Cost $35,033,157)	35,100,000	35,033,399

Total Investments (Cost $547,006,299) (101.68%)		$544,514,784
Liabilities in Excess of Other Assets (-1.68%)		(9,008,800)
Net Assets (100.00%)		$535,505,984

* Non-income producing security.

(a) A portion of these securities, a total of $492,538,582, have been pledged or segregated in connection with written options.

Written Call Options
	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	12/15/2023	(50)	97.50	487,500	(36,050)
AbbVie Inc	12/15/2023	(166)	145.00	2,407,000	(17,264)
Accenture PLC	12/15/2023	(125)	330.00	4,125,000	(78,750)
Adobe Inc	12/15/2023	(18)	640.00	1,152,000	(15,714)
Adobe Inc	12/15/2023	(65)	600.00	3,900,000	(174,330)
Alphabet Inc	12/15/2023	(210)	135.00	2,835,000	(26,040)
Alphabet Inc	12/15/2023	(85)	135.00	1,147,500	(15,555)
Amazon.com Inc	12/15/2023	(185)	145.00	2,682,500	(68,265)
American Express Co	01/19/2024	(60)	165.00	990,000	(51,600)
American Express Co	12/15/2023	(60)	160.00	960,000	(68,100)
American Tower Corp	01/19/2024	(35)	210.00	735,000	(21,350)
American Water Works Co Inc	12/15/2023	(90)	135.00	1,215,000	(9,000)
Amgen Inc	12/15/2023	(39)	280.00	1,092,000	(3,510)
Amgen Inc	12/15/2023	(120)	265.00	3,180,000	(82,200)
Aon PLC	01/19/2024	(43)	330.00	1,419,000	(29,670)
Apple Inc	12/15/2023	(300)	190.00	5,700,000	(83,400)
Applied Materials Inc	12/15/2023	(90)	160.00	1,440,000	(4,950)
Archer-Daniels-Midland Co	12/15/2023	(50)	75.00	375,000	(3,000)
Arista Networks Inc	12/15/2023	(25)	230.00	575,000	(3,875)
Arista Networks Inc	12/15/2023	(40)	220.00	880,000	(16,000)
AT&T Inc	01/19/2024	(500)	16.00	800,000	(42,000)
AT&T Inc	12/15/2023	(700)	16.00	1,120,000	(49,000)
AutoZone Inc	12/15/2023	(9)	2,800.00	2,520,000	(9,477)
Bank of America Corp	12/15/2023	(280)	30.00	840,000	(25,200)
Bank of America Corp	12/15/2023	(15)	28.00	42,000	(3,975)
Berkshire Hathaway Inc	12/15/2023	(150)	360.00	5,400,000	(60,900)
Berkshire Hathaway Inc	12/15/2023	(30)	355.00	1,065,000	(22,050)
Biogen Inc	12/15/2023	(10)	230.00	230,000	(6,440)
The Boeing Co	12/15/2023	(16)	230.00	368,000	(9,184)
Booking Holdings Inc	12/15/2023	(3)	3,200.00	960,000	(6,330)
Bristol-Myers Squibb Co	12/15/2023	(175)	52.50	918,750	(2,100)
Broadcom Inc	12/15/2023	(42)	970.00	4,074,000	(45,780)
Cadence Design Systems Inc	12/15/2023	(100)	270.00	2,700,000	(55,000)
Cardinal Health Inc	12/15/2023	(108)	105.00	1,134,000	(30,780)
Caterpillar Inc	12/15/2023	(30)	250.00	750,000	(15,150)
CBRE Group Inc	12/15/2023	(75)	85.00	637,500	(1,313)
Cencora Inc	12/15/2023	(15)	200.00	300,000	(6,150)
Centene Corp	12/15/2023	(300)	77.50	2,325,000	(9,600)
CF Industries Holdings Inc	12/15/2023	(200)	85.00	1,700,000	(1,600)
The Charles Schwab Corp	12/15/2023	(200)	57.50	1,150,000	(83,000)
Chevron Corp	12/15/2023	(130)	150.00	1,950,000	(5,850)
Cisco Systems Inc	12/15/2023	(300)	55.00	1,650,000	(300)
Citigroup Inc	12/15/2023	(80)	41.00	328,000	(40,080)
CME Group Inc	12/15/2023	(30)	220.00	660,000	(6,150)
The Coca-Cola Co	12/15/2023	(300)	57.50	1,725,000	(38,400)
Cognizant Technology Solutions Corp	12/15/2023	(60)	67.50	405,000	(20,100)
Cognizant Technology Solutions Corp	12/15/2023	(20)	70.00	140,000	(2,300)
Comcast Corp	12/15/2023	(600)	42.50	2,550,000	(25,800)
Conagra Brands Inc	12/15/2023	(150)	28.00	420,000	(7,350)
ConocoPhillips	12/15/2023	(130)	120.00	1,560,000	(8,320)
Constellation Brands Inc	12/15/2023	(5)	240.00	120,000	(1,700)
Constellation Energy Corp	12/15/2023	(140)	125.00	1,750,000	(14,000)
Costco Wholesale Corp	12/15/2023	(30)	590.00	1,770,000	(37,830)
CVS Health Corp	12/15/2023	(165)	72.50	1,196,250	(2,970)
Deere & Co	12/15/2023	(10)	390.00	390,000	(470)
Devon Energy Corp	12/15/2023	(180)	47.50	855,000	(3,600)
Digital Realty Trust Inc	12/15/2023	(110)	135.00	1,485,000	(53,900)
Dominion Energy Inc	12/15/2023	(50)	47.50	237,500	(750)
Dow Inc	12/15/2023	(1)	50.00	5,000	(206)

Duke Energy Corp	12/15/2023	(45)	90.00	405,000	(13,050)
Eaton Corp PLC	12/15/2023	(157)	230.00	3,611,000	(43,175)
eBay Inc	12/15/2023	(80)	42.50	340,000	(2,640)
Eli Lilly & Co	12/15/2023	(27)	610.00	1,647,000	(14,850)
Equinix Inc	12/15/2023	(8)	820.00	656,000	(9,184)
Extra Space Storage Inc	12/15/2023	(55)	120.00	660,000	(59,125)
Exxon Mobil Corp	12/15/2023	(300)	110.00	3,300,000	(4,800)
Fidelity National Information Services Inc	12/15/2023	(50)	55.00	275,000	(18,350)
Ford Motor Co	12/15/2023	(40)	10.00	40,000	(1,640)
Fortinet Inc	01/19/2024	(150)	55.00	825,000	(19,200)
Gartner Inc	12/15/2023	(10)	440.00	440,000	(2,280)
General Dynamics Corp	12/15/2023	(110)	250.00	2,750,000	(15,950)
Gilead Sciences Inc	12/15/2023	(100)	82.50	825,000	(300)
Global Payments Inc	12/15/2023	(35)	115.00	402,500	(9,800)
The Goldman Sachs Group Inc	01/19/2024	(56)	360.00	2,016,000	(23,240)
HCA Healthcare Inc	12/15/2023	(60)	240.00	1,440,000	(67,800)
The Hershey Co	12/15/2023	(15)	200.00	300,000	(360)
Hewlett Packard Enterprise Co	12/15/2023	(140)	16.00	224,000	(13,300)
Hilton Worldwide Holdings Inc	12/15/2023	(40)	160.00	640,000	(33,600)
Humana Inc	12/15/2023	(21)	525.00	1,102,500	(6,720)
Intel Corp	12/15/2023	(90)	46.00	414,000	(5,400)
Intercontinental Exchange Inc	12/15/2023	(85)	110.00	935,000	(30,175)
International Business Machines Corp	12/15/2023	(75)	150.00	1,125,000	(67,500)
Intuit Inc	12/15/2023	(32)	580.00	1,856,000	(18,880)
Iron Mountain Inc	12/15/2023	(70)	62.50	437,500	(13,650)
Iron Mountain Inc	12/15/2023	(75)	60.00	450,000	(32,400)
Jack Henry & Associates Inc	12/15/2023	(75)	165.00	1,237,500	(3,825)
Johnson & Johnson	12/15/2023	(270)	160.00	4,320,000	(10,800)
JPMorgan Chase & Co	12/15/2023	(185)	155.00	2,867,500	(50,135)
JPMorgan Chase & Co	12/15/2023	(127)	150.00	1,905,000	(85,217)
Lennar Corp	12/15/2023	(90)	130.00	1,170,000	(27,000)
Linde PLC	12/15/2023	(34)	420.00	1,428,000	(7,922)
Lockheed Martin Corp	12/15/2023	(105)	450.00	4,725,000	(45,150)
Lowe’s Cos Inc	12/15/2023	(50)	200.00	1,000,000	(11,000)
Marathon Petroleum Corp	12/15/2023	(30)	150.00	450,000	(9,450)
Marriott International Inc	12/15/2023	(34)	200.00	680,000	(14,858)
Marsh & McLennan Cos Inc	12/15/2023	(60)	200.00	1,200,000	(11,400)
Mastercard Inc	12/15/2023	(24)	400.00	960,000	(34,320)
McKesson Corp	12/15/2023	(32)	470.00	1,504,000	(24,000)
Merck & Co Inc	12/15/2023	(83)	105.00	871,500	(4,399)
Meta Platforms Inc	12/15/2023	(33)	345.00	1,138,500	(5,082)
Meta Platforms Inc	12/15/2023	(65)	340.00	2,210,000	(16,250)
Microchip Technology Inc	12/15/2023	(70)	80.00	560,000	(30,310)
Microsoft Corp	12/15/2023	(30)	380.00	1,140,000	(16,320)
Molson Coors Beverage Co	12/15/2023	(30)	60.00	180,000	(6,150)
Monster Beverage Corp	12/15/2023	(170)	60.00	1,020,000	(850)
Morgan Stanley	12/15/2023	(30)	77.50	232,500	(7,440)
MSCI Inc	12/15/2023	(11)	540.00	594,000	(2,613)
NetApp Inc	12/15/2023	(115)	80.00	920,000	(125,120)
Newmont Corp	12/15/2023	(1)	35.00	3,500	(530)
NextEra Energy Inc	12/15/2023	(113)	60.00	678,000	(6,780)
NIKE Inc	12/15/2023	(100)	110.00	1,100,000	(18,500)
Nucor Corp	12/15/2023	(35)	160.00	560,000	(38,500)
NVIDIA Corp	12/15/2023	(21)	500.00	1,050,000	(6,342)
ON Semiconductor Corp	12/15/2023	(25)	70.00	175,000	(6,225)
Oracle Corp	12/15/2023	(69)	120.00	828,000	(14,490)
O’Reilly Automotive Inc	12/15/2023	(10)	1,000.00	1,000,000	(6,500)
Packaging Corp of America	12/15/2023	(11)	160.00	176,000	(9,350)
Palo Alto Networks Inc	12/15/2023	(63)	270.00	1,701,000	(162,855)
PayPal Holdings Inc	12/15/2023	(80)	57.50	460,000	(12,320)
Pfizer Inc	12/15/2023	(300)	30.00	900,000	(30,000)
The Procter & Gamble Co	12/15/2023	(73)	155.00	1,131,500	(6,789)
Thje Progressive Corp	12/15/2023	(63)	165.00	1,039,500	(13,860)
Public Service Enterprise Group Inc	12/15/2023	(158)	65.00	1,027,000	(2,212)
PulteGroup Inc	12/15/2023	(90)	92.50	832,500	(5,850)
QUALCOMM Inc	12/15/2023	(50)	130.00	650,000	(10,450)
RTX Corp	12/15/2023	(200)	85.00	1,700,000	(3,800)
S&P Global Inc	12/15/2023	(6)	400.00	240,000	(10,770)
Salesforce Inc	12/15/2023	(30)	230.00	690,000	(66,300)
Schlumberger NV	12/15/2023	(55)	55.00	302,500	(1,595)
Seagate Technology Holdings PLC	12/15/2023	(27)	80.00	216,000	(3,686)
ServiceNow Inc	12/15/2023	(8)	680.00	544,000	(14,040)
Skyworks Solutions Inc	12/15/2023	(12)	92.50	111,000	(5,400)
The Southern Co	12/15/2023	(100)	67.50	675,000	(38,400)
Southwest Airlines Co	12/15/2023	(65)	25.00	162,500	(6,630)
Sprouts Farmers Market Inc	12/15/2023	(100)	44.00	440,000	(4,900)
Starbucks Corp	12/15/2023	(65)	105.00	682,500	(715)
Target Corp	12/15/2023	(20)	135.00	270,000	(3,600)
Texas Instruments Inc	12/15/2023	(90)	150.00	1,350,000	(37,350)
The TJX Cos Inc	12/15/2023	(225)	92.50	2,081,250	(1,800)
T-Mobile US Inc	12/15/2023	(100)	150.00	1,500,000	(22,000)
Ulta Beauty Inc	12/15/2023	(20)	420.00	840,000	(39,900)
Union Pacific Corp	12/15/2023	(70)	220.00	1,540,000	(40,600)
United Parcel Service Inc	12/15/2023	(45)	140.00	630,000	(53,685)
UnitedHealth Group Inc	12/15/2023	(20)	540.00	1,080,000	(31,000)
Verizon Communications Inc	12/15/2023	(200)	38.00	760,000	(14,800)
Vertex Pharmaceuticals Inc	12/15/2023	(28)	400.00	1,120,000	(1,120)
Visa Inc	12/15/2023	(100)	255.00	2,550,000	(41,000)
Visa Inc	12/15/2023	(70)	250.00	1,750,000	(56,000)
Walmart Inc	12/15/2023	(82)	155.00	1,271,000	(15,498)
The Walt Disney Co	12/15/2023	(160)	100.00	1,600,000	(1,920)
Warner Bros Discovery Inc	12/15/2023	(200)	12.50	250,000	(600)
Wells Fargo & Co	12/15/2023	(130)	42.50	552,500	(32,500)

Total Written Call Options	183,178,750	(3,541,870)
(Premiums Received $2,772,679)

NASDAQ 100 INDEX FUND

Portfolio of Investments

November 30, 2023

Security Description	Shares	Value
Common Stock (106.01%)

Communications (27.71%)
Advertising (0.25%)
The Trade Desk Inc*	47,477	$3,345,229

Internet (21.95%)
Airbnb Inc*	47,623	6,016,690
Alphabet Inc - Class A*	308,647	40,904,987
Alphabet Inc - Class C*	301,544	40,382,772
Amazon.com Inc*,(a)	537,381	78,505,990
Booking Holdings Inc*	3,959	12,374,646
eBay Inc	60,075	2,463,676
JD.com Inc	49,283	1,351,833
MercadoLibre Inc*	5,589	9,056,751
Meta Platforms Inc*,(a)	162,260	53,083,359
Netflix Inc*	49,325	23,378,570
Palo Alto Networks Inc*	34,386	10,146,965
PDD Holdings Inc*	71,481	10,539,159
		288,205,398
Media (2.34%)
Charter Communications Inc*	16,718	6,689,373
Comcast Corp	459,716	19,257,504
Sirius XM Holdings Inc	413,408	1,934,749
Warner Bros Discovery Inc*	268,188	2,802,565
		30,684,191
Telecommunications (3.17%)
Cisco Systems Inc	455,177	22,021,463
T-Mobile US Inc	130,768	19,674,046
		41,695,509

Total Communications		363,930,327

Consumer, Cyclical (9.60%)
Copart Inc*	105,829	5,314,732
Costco Wholesale Corp	49,418	29,292,026
Dollar Tree Inc*	24,421	3,018,191
Fastenal Co	63,223	3,791,483
Lucid Group Inc*	241,639	1,019,717
Lululemon Athletica Inc*	13,542	6,050,566
Marriott International Inc	32,705	6,629,304
O'Reilly Automotive Inc*	6,738	6,619,276
PACCAR Inc	57,737	5,301,411
Ross Stores Inc	38,206	4,981,298
Starbucks Corp	126,511	12,562,542
Tesla Inc*	165,311	39,687,865
Walgreens Boots Alliance Inc	91,766	1,829,814
Total Consumer, Cyclical		126,098,225

Consumer, Non-Cyclical (13.32%)
Align Technology Inc*	8,148	1,742,042
Amgen Inc	59,747	16,110,181
AstraZeneca PLC	63,894	4,126,913
Automatic Data Processing Inc	45,478	10,456,302
Biogen Inc*	16,031	3,752,536
Cintas Corp	11,343	6,275,515
CoStar Group Inc*	45,393	3,769,435
Dexcom Inc*	43,138	4,983,302
GE HealthCare Technologies Inc	50,496	3,456,956
Gilead Sciences Inc	139,177	10,660,958
IDEXX Laboratories Inc*	9,303	4,333,523
Illumina Inc*	16,811	1,713,881
Intuitive Surgical Inc*	38,959	12,110,016
Keurig Dr Pepper Inc	156,103	4,928,172
The Kraft Heinz Co	138,122	4,849,463
Moderna Inc*	42,550	3,306,135
Mondelez International Inc	151,418	10,759,763
Monster Beverage Corp*	116,577	6,429,222
PayPal Holdings Inc*	120,016	6,914,122
PepsiCo Inc	153,808	25,884,349
Regeneron Pharmaceuticals Inc*	11,778	9,702,834
Seagen Inc*	20,906	4,457,368
Verisk Analytics Inc	16,238	3,920,340
Vertex Pharmaceuticals Inc*	28,828	10,228,463
Total Consumer, Non-Cyclical		174,871,791

Energy (0.63%)
Baker Hughes Co	112,143	3,784,826
Diamondback Energy Inc	19,476	3,007,289
Enphase Energy Inc*	14,533	1,468,124
Total Energy	8,260,239

Industrial (2.00%)
CSX Corp	223,928	7,232,874
Honeywell International Inc	73,295	14,359,957
Old Dominion Freight Line Inc	12,041	4,684,671
Total Industrial		26,277,502

Technology (51.47%)
Computers (13.12%)
Apple Inc(a)	814,280	154,672,486
Cognizant Technology Solutions Corp	56,544	3,979,567
Crowdstrike Holdings Inc*	24,722	5,858,867
Fortinet Inc*	88,100	4,630,536
Zscaler Inc*	16,129	3,185,961
		172,327,417
Semiconductors (19.69%)
Advanced Micro Devices Inc*	180,468	21,865,503
Analog Devices Inc	55,660	10,206,931
Applied Materials Inc	93,439	13,995,293
ASML Holding NV	9,685	6,622,216
Broadcom Inc	46,096	42,672,450
GLOBALFOUNDRIES Inc*	61,183	3,284,915
Intel Corp	467,793	20,910,347
KLA Corp	14,992	8,164,943
Lam Research Corp	14,605	10,456,012
Marvell Technology Inc	94,397	5,260,745
Microchip Technology Inc	60,801	5,073,235
Micron Technology Inc	120,672	9,185,553
NVIDIA Corp	128,645	60,167,266
NXP Semiconductors NV	28,445	5,805,056
ON Semiconductor Corp*	46,494	3,316,417
QUALCOMM Inc	124,655	16,086,728
Texas Instruments Inc	101,418	15,487,543
		258,561,153
Software (18.66%)
Adobe Inc*	50,912	31,107,741
ANSYS Inc*	9,255	2,715,047
Atlassian Corp*	16,838	3,215,216
Autodesk Inc*	23,463	5,125,023
Cadence Design Systems Inc*	30,180	8,247,289
Datadog Inc*	33,085	3,856,718
Electronic Arts Inc	30,152	4,161,278
Intuit Inc	31,282	17,876,412
Microsoft Corp	386,965	146,624,907
Paychex Inc	39,847	4,860,139
Synopsys Inc*	16,987	9,227,848
Workday Inc*	22,638	6,128,559
Zoom Video Communications Inc*	28,249	1,916,130
		245,062,307

Total Technology		675,950,877

Utilities (1.28%)
American Electric Power Co Inc	57,572	4,579,853
Constellation Energy Corp	35,797	4,332,869
Exelon Corp	109,555	4,218,963
Xcel Energy Inc	61,039	3,713,613
Total Utilities		16,845,298

Total Common Stock (Cost $696,023,316)		1,392,234,259

United States Treasury Bills (1.41%)
United States Treasury Bill(a)(Cost $18,464,767)	18,500,000	18,464,897

Total Investments (Cost $714,488,083) (107.42%)		$1,410,699,156
Liabilities in Excess of Other Assets (-7.42%)		(97,436,253)
Net Assets (100.00%)		$1,313,262,903

* Non-income producing security.

(a) A portion of these securities, a total of $84,162,097, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at November 30, 2023:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
48 / DEC 2023 / Long / CME	15,274,670	15,346,080	71,410

SHELTON SUSTAINABLE EQUITY FUND

Portfolio of Investments

November 30, 2023

Security Description	Shares	Value
Common Stock (98.53%)

Basic Materials (3.95%)
Cabot Corp	83,272	$6,320,345

Consumer, Cyclical (7.41%)
Aramark	130,000	3,641,300
H&E Equipment Services Inc	150,000	6,646,500
Tesla Inc*	6,550	1,572,524
Total Consumer, Cyclical		11,860,324

Consumer, Non-Cyclical (15.68%)
Bunge Global SA	64,000	7,031,680
Danaher Corp	20,000	4,466,200
Darling Ingredients Inc*	140,000	6,141,800
Moderna Inc*	16,720	1,299,144
R1 RCM Inc*	210,000	2,221,800
Vestis Corp	65,000	1,190,150
Viatris Inc	300,000	2,754,000
Total Consumer, Non-Cyclical		25,104,774

Energy (9.18%)
Enphase Energy Inc*	33,200	3,353,864
First Solar Inc*	32,322	5,099,766
Green Plains Inc*	120,000	2,985,600
Shoals Technologies Group Inc*	100,000	1,385,000
SolarEdge Technologies Inc*	13,135	1,042,656
SunPower Corp*	200,268	831,112
Total Energy		14,697,998

Financial (6.10%)
Alexandria Real Estate Equities Inc	26,400	2,888,160
Hannon Armstrong Sustainable Infrastructure Capital Inc	284,500	6,887,745
Total Financial		9,775,905

Industrial (42.42%)
ABB Ltd	66,750	2,657,318
Accelleron Industries AG	4,875	138,694
Advanced Energy Industries Inc	52,700	5,009,135
AECOM	57,500	5,109,450
Ag Growth International Inc	84,900	3,166,715
Clean Harbors Inc*	20,000	3,233,200
Deere & Co	12,000	4,372,920
Energy Recovery Inc*	135,000	2,573,100
Gibraltar Industries Inc*	75,000	5,039,250
Johnson Controls International plc	70,000	3,696,000
Net Power Inc*	100,000	908,000
Ryerson Holding Corp	100,000	3,097,000
Schneider Electric SE	40,000	7,340,879
Siemens AG	40,000	6,704,397
The Timken Co	78,000	5,647,200
Valmont Industries Inc	15,500	3,403,335
Veralto Corp	8,333	643,724

Xylem Inc	49,500	5,203,935
Total Industrial		67,944,252

Utilities (13.79%)
Brookfield Renewable Corp	266,700	7,078,218
Essential Utilities Inc	130,000	4,629,300
NextEra Energy Inc	60,000	3,510,600
Ormat Technologies Inc	102,000	6,866,640
Total Utilities		22,084,758

Total Common Stock (Cost $160,452,568)		157,788,356

United States Treasury Bills (1.25%)
United States Treasury Bill (Cost $1,996,206)	2,000,000	1,996,205

Total Investments (Cost $162,448,774) (99.78%)		$159,784,561
Other Net Assets (0.22%)		353,520
Net Assets (100.00%)		$160,138,080

* Non-income producing security.